Income Funds

Ticker Symbols
	Class A	Class B	Advisor Class	Institutional Class
Cash Management	FICXX	− − − − −	− − − − −	FIFXX
Government	FIGVX	FIGYX	FIHUX	FIHVX
Investment Grade	FIIGX	FIIHX	FIIJX	FIIKX
International Opportunities Bond	FIOBX	− − − − −	FIODX	FIOEX
Fund For Income	FIFIX	FIFJX	FIFKX	FIFLX

Equity Funds

Ticker Symbols
	Class A	Class B	Advisor Class	Institutional Class
Total Return	FITRX	FBTRX	FITUX	FITVX
Equity Income	FIUTX	FIUBX	FIUUX	FIUVX
Growth & Income	FGINX	FGIBX	FGIPX	FGIQX
Global	FIISX	FIBGX	FIITX	FIIUX
Select Growth	FICGX	FIGBX	FICHX	FICIX
Opportunity	FIUSX	FIMBX	FIVUX	FIVVX
Special Situations	FISSX	FISBX	FISTX	FISUX
International	FIINX	FIIOX	FIIPX	FIIQX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE DATE OF THIS
P R O S P E C T U S
IS February 25, 2013,
SUPPLEMENTED AS OF FEBRUARY 26, 2013

TABLE OF CONTENTS

THE FUNDS SUMMARY SECTION	1
Cash Management Fund	1
Government Fund	4
Investment Grade Fund	9
International Opportunities Bond Fund	13
Fund For Income	18
Total Return Fund	23
Equity Income Fund	27
Growth & Income Fund	31
Global Fund	35
Select Growth Fund	40
Opportunity Fund	44
Special Situations Fund	48
International Fund	52
Other Important Information	56
THE FUNDS IN GREATER DETAIL	57
Cash Management Fund	58
Government Fund	60
Investment Grade Fund	63
International Opportunities Bond Fund	66
Fund For Income	71
Total Return Fund	74
Equity Income Fund	77
Growth & Income Fund	80
Global Fund	82
Select Growth Fund	85
Opportunity Fund	88
Special Situations Fund	90
International Fund	92
FUND MANAGEMENT IN GREATER DETAIL	95
SHAREHOLDER INFORMATION	102
How and when do the Funds price their shares?	102
How do I open an account?	103

What share classes are offered by the Funds?	104
What about accounts with multiple owners or representatives?	105
How do I make subsequent transactions?	105
How are transactions processed?	107
What are the sales charges?	108
Are sales charge discounts and waivers available?	110
What are the Funds’ policies on frequent trading in the shares of the Funds?	115
What about dividends and capital gain distributions?	116
What about taxes?	117
What if my account falls below the minimum account requirement?	117
Householding policy	117
Other account privileges and policies	118
FINANCIAL HIGHLIGHTS	119
Cash Management Fund	120
Government Fund	122
Investment Grade Fund	124
International Opportunities Bond Fund	126
Fund For Income	128
Total Return Fund	130
Equity Income Fund	132
Growth & Income Fund	134
Global Fund	136
Select Growth Fund	138
Opportunity Fund	140
Special Situations Fund	142
International Fund	144

THE FUNDS SUMMARY SECTION

CASH MANAGEMENT FUND

Investment Objective:  The Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A1	Class B1	Institutional Class2
Management Fees	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.00%	0.75%	0.00%
Other Expenses	0.50%	0.39%	0.16%3
Total Annual Fund Operating Expenses	1.00%	1.64%	0.66%

1. The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund’s share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
2. Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
3. The transfer agent has contractually agreed to limit transfer agency expenses of the Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.05% for Institutional Class shares.  The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund’s Institutional Class shares to exceed the foregoing limits.  The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund’s Board of Trustees.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$102	$318	$552	$1,225
Class B shares	$567	$817	$1,092	$1,773
Institutional Class shares	$67	$211	$368	$822

You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class A shares	$102	$318	$552	$1,225
Class B shares	$167	$517	$892	$1,773
Institutional Class shares	$67	$211	$368	$822

Principal Investment Strategies:  The Fund invests primarily in high-quality money market instruments that are determined by the Fund’s Adviser to present minimal credit risk, including but not limited to commercial paper, short-term corporate bonds and notes, floating and variable rate notes, U.S. Treasury securities and short-term obligations of U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government).

The Fund’s portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable net asset value (“NAV”) of $1.00 per share.  These include requirements relating to the credit quality, maturity, liquidity and diversification of the Fund’s investments.

In buying and selling securities, the Fund will consider its own credit analysis as well as ratings assigned by ratings services.

Principal Risks:  Although the Fund tries to maintain a $1.00 share price, it may not be able to do so.  It is therefore possible to lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking income, and

■ Are seeking a conservative investment that provides a high degree of credit quality.

Here are the principal risks of investing in the Fund:

Credit Risk.  There is a risk that the value of a money market instrument will decline if there is a default by or a deterioration in the credit quality of the issuer or a provider of a credit enhancement or demand feature.  This could cause the Fund’s NAV to decline below $1.00 per share.

Credit risk also applies to securities issued by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.  These securities are supported by the credit of the issuing agency, instrumentality or corporation.

Interest Rate Risk.  Like the values of other debt instruments, the market values of money market instruments are affected by changes in interest rates.  When interest rates rise, the market values of money market instruments decline.  This could cause the Fund’s NAV to decline below $1.00 per share.

Liquidity Risk.  The Fund may be unable to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund’s ability to maintain a $1.00 share price.

Yield Risk.  The yields received by the Fund on its investments will decline as interest rates decline.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows the Fund’s average annual returns for 1, 5, and 10 years.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 1.14% (for the quarter ended September 30, 2007) and the lowest quarterly return was 0.00% (for each quarter ended since December 31, 2009).

Average Annual Total Returns For Periods Ended December 31, 2012*
	1 Year	5 Years	10 Years
Class A Shares	0.00%	0.43%	1.44%
Class B Shares	-4.00%	-0.16%	1.01%
* No performance information is presented for Institutional Class shares because the share class has not been in existence for a full calendar year.

Investment Adviser:  First Investors Management Company, Inc. is the Fund’s investment adviser.

Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 56 of this prospectus.

GOVERNMENT FUND

Investment Objective:  The Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A1	Class B1	Advisor Class2	Institutional Class2
Management Fees	0.66%	0.66%	0.66%	0.66%
Distribution and Service (12b-1) Fees	0.30%	1.00%	0.00%	0.00%
Other Expenses	0.22%	0.31%	0.25%3	0.11%3
Total Annual Fund Operating Expenses	1.18%	1.97%	0.91%	0.77%
1. The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund’s share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
2. Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
3. The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares.  The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund’s Advisor Class and Institutional Class shares to exceed the foregoing limits.  The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund’s Board of Trustees.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$688	$928	$1,187	$1,924
Class B shares	$600	$918	$1,262	$2,091
Advisor Class shares	$93	$290	$504	$1,120
Institutional Class shares	$79	$246	$428	$954

You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class A shares	$688	$928	$1,187	$1,924
Class B shares	$200	$618	$1,062	$2,091
Advisor Class shares	$93	$290	$504	$1,120
Institutional Class shares	$79	$246	$428	$954

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its whole portfolio.

Principal Investment Strategies:  Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities (“U.S. Government Securities”).

The Fund invests in all types of U.S. Government Securities, which may include (a) U.S. Treasury obligations, (b) securities that are issued or guaranteed by U.S. Government agencies or instrumentalities that are backed by the full faith and credit of the U.S. Government, such as securities that are guaranteed by the Government National Mortgage Association (“GNMA”), and (c) securities that are issued or guaranteed by agencies or instrumentalities that are sponsored by Congress but whose securities are not guaranteed by the U.S. Government and are backed solely by the credit of the issuing agency or instrumentality and the right to borrow from the U.S. Treasury, such as the securities issued by the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”).  The Fund may also invest in U.S. Treasury futures and options on treasury futures to hedge against changes in interest rates.

The Fund uses a “top down” approach in making investment decisions based on its assessment of interest rates, economic and market conditions, and the relative values of different types of U.S. Government securities.  In selecting investments, the Fund considers, among other factors, maturity, yield, relative value and, in the case of mortgage-backed securities, coupon and weighted average maturity.  The Fund will usually sell an investment when there are changes in the interest rate environment that are adverse to the investment.

Principal Risks:  You can lose money by investing in the Fund.  While the Fund invests in obligations that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, your investment in the Fund is not insured or guaranteed by the U.S. Government.  The Fund is intended for investors who:

■ Are seeking an investment which offers both current income and a low degree of credit risk,

■ Are willing to accept fluctuations in the value of their investment and the income it produces as a result of changes in interest rates and mortgage refinancing, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Securities with longer maturities are generally more sensitive to interest rate changes.

Prepayment and Extension Risk.  The Fund is subject to prepayment and extension risk since it invests in mortgage-backed securities.  When interest rates decline, borrowers tend to refinance their mortgages.  When this occurs, the mortgages that back these securities suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and share price.  When interest rates rise, the Fund’s average maturity may lengthen due to a drop in prepayments.  This will increase both the Fund’s sensitivity to interest rates and its potential for price declines.

Credit Risk.  This is the risk that an issuer of bonds will be unable to pay interest or principal when due.  The prices of bonds are affected by the credit quality of the issuer and in the case of mortgage-backed securities, the credit quality of the underlying mortgages.  Credit risk applies to securities issued by U.S. Government-sponsored enterprises (such as Fannie Mae and Freddie Mac mortgage-backed securities) that are not backed by the full faith and credit of the U.S. Government.

Derivatives Risk. Investments in U.S. Treasury futures and options on treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used. Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs. Derivatives may be difficult to sell, unwind, or value.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 3.66% (for the quarter ended December 31, 2008) and the lowest quarterly return was
-0.81% (for the quarter ended June 30, 2006).

Average Annual Total Returns For Periods Ended December 31, 2012*
	1 Year	5 Years	10 Years
Class A Shares
(Return Before Taxes)	-4.54%	3.70%	3.54%
(Return After Taxes on Distributions)	-5.60%	2.33%	2.03%
(Return After Taxes on Distributions and Sales of Fund Shares)	-2.95%	2.28%	2.08%
Class B Shares
(Return Before Taxes)	-3.30%	3.87%	3.56%
Citigroup Government/Mortgage Index (reflects no deduction for fees, expenses or taxes)**	2.30%	5.52%	4.92%
BofA Merrill Lynch GNMA Master Index (reflects no deduction for fees, expenses or taxes)	2.36%	5.99%	5.21%
* No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
** The Fund has elected to use the Citigroup Government/Mortgage Index because it reflects how the Fund is currently being managed.  After this year, the Fund will not show a comparison to the BofA Merrill Lynch GNMA Master Index.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  First Investors Management Company, Inc. is the Fund’s investment adviser.

Portfolio Manager:  Clark D. Wagner, Director of Fixed Income, serves as Co-Portfolio Manager of the Fund and has served as Portfolio Manager or Co-Portfolio Manager of the Fund since 1995.

Rodwell Chadehumbe has served as Co-Portfolio Manager of the Fund since December 2012.

Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 56 of this prospectus.

INVESTMENT GRADE FUND

Investment Objective:  The Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A1	Class B1	Advisor Class2	Institutional Class2
Management Fees	0.66%	0.66%	0.66%	0.66%
Distribution and Service (12b-1) Fees	0.30%	1.00%	0.00%	0.00%
Other Expenses	0.21%	0.34%	0.23%3	0.09%3
Total Annual Fund Operating Expenses	1.17%	2.00%	0.89%	0.75%
1. The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund’s share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
2. Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
3. The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares.  The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund’s Advisor Class and Institutional Class shares to exceed the foregoing limits.  The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund’s Board of Trustees.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$687	$925	$1,182	$1,914
Class B shares	$603	$927	$1,278	$2,113
Advisor Class shares	$91	$284	$493	$1,096
Institutional Class shares	$77	$240	$417	$930

You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class A shares	$687	$925	$1,182	$1,914
Class B shares	$203	$627	$1,078	$2,113
Advisor Class shares	$91	$284	$493	$1,096
Institutional Class shares	$77	$240	$417	$930

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its whole portfolio.

Principal Investment Strategies:  Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities.  The Fund defines investment grade debt securities as those that are rated within the four highest ratings categories by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”) or that are unrated but determined by the Fund’s Adviser to be of quality equivalent to those within the four highest ratings of Moody’s or S&P.

The Fund may invest in a variety of different types of investment grade securities, including corporate bonds, securities issued or guaranteed by the U.S. Government or U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government), and mortgage-backed and other asset-backed securities.  The Fund may also invest in U.S. Treasury futures and options on treasury futures to hedge against changes in interest rates.

In making investment decisions, the Fund considers the outlook for interest rates, economic forecasts and market conditions, credit ratings, and its own analysis of an issuer’s financial condition.  The Fund will not necessarily sell an investment if its rating is reduced and it may hold securities that have been downgraded below investment grade (commonly known as “high yield” or “junk” bonds).

Principal Risks:  You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking an investment which offers current income and a moderate degree of credit risk,

■ Are willing to accept fluctuations in the value of their investment and the income it produces as a result of changes in interest rates, credit ratings and the economy, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Securities with longer maturities are generally more sensitive to interest rate changes.

Credit Risk.  This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer and, in the case of asset-backed securities, the credit quality of the underlying loans.  Credit risk also applies to securities issued or guaranteed by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.

Prepayment and Extension Risk.  The Fund is subject to prepayment and extension risk since it invests in mortgage-backed and other asset-backed securities.  When interest rates decline, borrowers tend to refinance their loans.  When this occurs, the loans that back these securities suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and share price.  When interest rates rise, the Fund’s average maturity may lengthen due to a drop in prepayments.  This will increase both the Fund’s sensitivity to interest rates and its potential for price declines.

Liquidity Risk.  High yield debt securities tend to be less liquid than higher quality debt securities, meaning that it may be difficult to sell high yield debt securities at reasonable prices.

Derivatives Risk.  Investments in U.S. Treasury futures and options on treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 10.39% (for the quarter ended June 30, 2009) and the lowest quarterly return was
-9.53% (for the quarter ended September 30, 2008).

Average Annual Total Returns For Periods Ended December 31, 2012*
	1 Year	5 Years	10 Years
Class A Shares
(Return Before Taxes)	4.54%	5.26%	4.78%
(Return After Taxes on Distributions)	3.10%	3.54%	3.00%
(Return After Taxes on Distributions and Sales of Fund Shares)	2.91%	3.37%	2.95%
Class B Shares
(Return Before Taxes)	6.02%	5.45%	4.80%
BofA Merrill Lynch U.S. Corporate Master Index (reflects no deduction for fees, expenses or taxes)	10.37%	7.71%	6.31%
* No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  First Investors Management Company, Inc. is the Fund’s investment adviser.

Portfolio Manager:  Clark D. Wagner, Director of Fixed Income, serves as Co-Portfolio Manager of the Fund and has served as Portfolio Manager or Co-Portfolio Manager of the Fund since 2007.

Rajeev Sharma has served as Co-Portfolio Manager of the Fund since 2009.

Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 56 of this prospectus.

INTERNATIONAL OPPORTUNITIES BOND FUND

Investment Objective:  The Fund seeks total return consisting of income and capital appreciation.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A2	Advisor Class3	Institutional Class3
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.30%	0.00%	0.00%
Other Expenses1	0.50%	0.37%4	0.23%4
Total Annual Fund Operating Expenses	1.55%	1.12%	0.98%
Fee Limitation and/or Expense Reimbursement	0.25%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	1.30%	1.12%	0.98%
1. Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
2. The Adviser has contractually agreed to limit fees and/or reimburse expenses of the Fund until at least January 31, 2014, to the extent that Total Annual Fund Operating Expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.30% for Class A shares.  The Adviser can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Adviser, provided that such repayment does not cause the expenses of the Fund’s Class A shares to exceed the foregoing limits.  The fee limitation and/or expense reimbursement may be terminated or amended prior to January 31, 2014 with the approval of the Fund’s Board of Trustees.
3. Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
4. The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares.  The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund’s Advisor Class and Institutional Class shares to exceed the foregoing limits.  The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund’s Board of Trustees.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee limitation/expense reimbursement arrangement through January 31, 2014).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class A shares	$700	$993
Advisor Class shares	$114	$356
Institutional Class shares	$100	$312

You would pay the following expenses if you did not redeem your shares:
	1 year	3 years
Class A shares	$700	$993
Advisor Class shares	$114	$356
Institutional Class shares	$100	$312

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its whole portfolio.

Principal Investment Strategies:  Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds.  The Fund will notify shareholders at least 60 days before making any changes to this 80% policy.  For purposes of the 80% test, bonds include debt securities issued or guaranteed by national governments, their agencies or instrumentalities and political sub-divisions (including inflation index linked securities); debt securities of supranational organizations such as freely transferable promissory notes, bonds and debentures; corporate debt securities, including freely transferable promissory notes, debentures, zero coupon bonds, commercial paper, certificates of deposits, and bankers’ acceptances issued by industrial, utility, finance, commercial banking or bank holding company organizations; emerging markets debt; and below investment grade securities, also known as high yield debt or “junk bonds”.

The Fund will normally invest its assets in debt and fixed income securities of issuers located in developed countries outside of the United States.  The Fund will primarily invest in sovereign debt and currencies, as well as in investment grade corporate bonds.  Any country that has a sovereign debt rating of A- or better from at least one nationally recognized statistical ratings organization (“NRSRO”) at the time of purchase will be considered a developed country.  An issuer is considered by the subadviser to be located in a developed country if such issuer meets certain criteria of the subadviser.  To a lesser extent, the Fund may also invest in emerging markets.

The Fund may invest in both investment grade and, to a lesser extent, below investment grade securities.  Investment grade securities are securities rated at the time of purchase by a NRSRO within one of the top four categories, or, if unrated, judged by the subadviser to be of comparable credit quality.

The Fund may invest in forward foreign currency contracts in order to hedge its currency exposure in bond positions or to gain currency exposure.  The Fund may also invest in interest rate and bond futures to manage interest rate risk and for hedging purposes.  These investments may be significant at times.  Although the Fund has the flexibility to make use of forward foreign currency contracts it may choose not to for a variety of reasons, even under very volatile market conditions.

The Fund will normally hold a portfolio of debt securities of issuers located in a minimum of six countries.  The Fund intends to maintain a weighted average portfolio quality of A- or better, whether composed of rated securities or unrated securities deemed by the subadviser to be of comparable quality.

The weighted average duration of the Fund’s portfolio is expected to range from 1 to 10 years, but for individual markets may be greater or lesser depending on the subadviser’s outlook for interest rates and the potential for capital gains.

The subadviser follows a top-down value-driven process to investing and therefore seeks to identify relative value in the international bond markets.  The subadviser defines as undervalued those markets where it believes real interest rates are high and the currency is undervalued with potential to appreciate.  The subadviser will concentrate investments in those undervalued markets where it believes cyclical business conditions, as well as secular economic and political trends, provide the best opportunity for declining interest rates and a return to lower real rates over time.  The subadviser believes that such economic conditions provide the best potential to achieve capital appreciation.

Principal Risks:  You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking total return,

■ Want exposure to debt securities of foreign issuers,

■ Are willing to accept a high degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Securities with longer maturities are generally more sensitive to interest rate changes.

Credit Risk.  This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer.  High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings.

Market Risk.  The market prices of the Fund’s securities may decline over short or even extended periods due to general market conditions, an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices.  If the Fund is forced to sell such securities to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Foreign Securities Risk.  There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in the exchange rates between the U.S. dollar and foreign currencies, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential restrictions in the flow of capital.  Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government and some foreign governments may default on principal and interest payments.  To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region.  As a result, it may be more volatile than a more geographically diversified fund.

Currency Risk.  The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change.  Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and other political or regulatory conditions in the U.S. or abroad.

Supranational Risk.  Obligations of supranational organizations are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support.  Obligations of a supranational organization that are denominated in foreign currencies will also be subject to the risks associated with investment in foreign currencies.

Emerging Markets Risk.  The risks of investing in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.

Liquidity Risk.  The Fund is susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.  High yield debt securities also tend to be less liquid than higher quality debt securities.

Non-Diversification Risk.  The Fund is a non-diversified investment company and, as such, its assets may be invested in a limited number of issuers.  This means that the Fund’s performance may be substantially impacted by the change in value of even a single holding.  The price of a share of the Fund can therefore be expected to fluctuate more than a diversified mutual fund.

Derivatives Risk.  Forward foreign currency contracts and futures involve a number of risks, such as possible default by the counterparty to the transaction, incorrect judgment by the portfolio manager as to certain market movements and the potential of greater losses than if these techniques had not been used by the Fund.  They may also limit any potential gain that might result from an increase in the value of a hedged position.  These investments can also increase the volatility of the Fund’s share price and expose the Fund to significant additional costs.

Valuation Risk.  The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.  Investors who purchase or redeem Fund shares on days when the Fund is holding fair valued securities may receive fewer shares or lower redemption proceeds than they would have received if the Fund had not fair valued the security or had used a different valuation methodology.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:  Performance information has not been provided because the Fund commenced operations on August 20, 2012 and it does not have a full calendar year of performance.

Investment Adviser:  First Investors Management Company, Inc. is the Fund’s investment adviser and Brandywine Global Investment Management, LLC (“Brandywine Global”) serves as the subadviser of the Fund.

Portfolio Manager:  The Fund is managed by Brandywine Global by a team of investment professionals who have active roles in managing the Fund.  Stephen S. Smith, Managing Director and Portfolio Manager, David F. Hoffman, CFA, Managing Director and Portfolio Manager, and John P. McIntyre, CFA, Portfolio Manager/Senior Research Analyst, have served as the Fund’s Portfolio Managers since the Fund’s inception in 2012 and Brian R. Hess has served as the Fund’s Associate Portfolio Manager/Senior Research Analyst since the Fund’s inception in 2012.

Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 56 of this prospectus.

FUND FOR INCOME

Investment Objective:  The Fund seeks high current income.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A1	Class B1	Advisor Class2	Institutional Class2
Management Fees	0.73%	0.73%	0.73%	0.73%
Distribution and Service (12b-1) Fees	0.30%	1.00%	0.00%	0.00%
Other Expenses	0.22%	0.35%	0.24%3	0.10%3
Total Annual Fund Operating Expenses	1.25%	2.08%	0.97%	0.83%
1. The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund’s share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
2. Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
3. The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares.  The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund’s Advisor Class and Institutional Class shares to exceed the foregoing limits.  The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund’s Board of Trustees.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$695	$949	$1,222	$1,999
Class B shares	$611	$952	$1,319	$2,198
Advisor Class shares	$99	$309	$536	$1,190
Institutional Class shares	$85	$265	$460	$1,025

You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class A shares	$695	$949	$1,222	$1,999
Class B shares	$211	$652	$1,119	$2,198
Advisor Class shares	$99	$309	$536	$1,190
Institutional Class shares	$85	$265	$460	$1,025

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its whole portfolio.

Principal Investment Strategies:  The Fund primarily invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”).  High yield bonds include both bonds that are rated below Baa by Moody’s Investors Service, Inc. or below BBB by Standard & Poor’s Ratings Services as well as unrated bonds that are determined by the Fund to be of equivalent quality.  High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments).  The Fund may also invest in other high yield debt securities, such as assignments of syndicated bank loans.

Although the Fund will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis.  The Fund may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager’s expectations.  It may also decide to continue to hold a bond (or related securities) after its issuer defaults or is subject to a bankruptcy.

Principal Risks:  You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking an investment that offers a high level of current income,

■ Are willing to accept a high degree of credit risk and market volatility, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Credit Risk.  This is the risk that an issuer of bonds and other debt securities, including syndicated bank loans, will be unable to pay interest or principal when due.  High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings.  During times of economic downturn, issuers of high yield debt securities may not have the ability to access the credit markets to refinance their bonds or meet other credit obligations.

Market Risk.  The entire high yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology.  This degree of volatility in the high yield market is usually associated more with stocks than bonds.

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Securities with longer maturities are generally more sensitive to interest rate changes as are securities with higher credit ratings.

Liquidity Risk.  High yield debt securities tend to be less liquid than higher quality debt securities, meaning that it may be difficult to sell high yield debt securities at a reasonable price or at a particular time.  Assignments of syndicated bank loans may be less liquid at times, because of potential delays in the settlement process or restrictions on resale.

Syndicated Bank Loans Risk.  Syndicated bank loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate.  In the event of a default, the Fund may have difficulty collecting on any collateral.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

On April 24, 2009, Muzinich & Co., Inc. (“Muzinich”) became the Fund’s subadviser.  Therefore, the performance shown for the Fund for the periods prior to that date is not necessarily reflective of how the Fund will perform in the future.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 15.60% (for the quarter ended June 30, 2009) and the lowest quarterly return was
-19.51% (for the quarter ended December 31, 2008).

Average Annual Total Returns For Periods Ended December 31, 2012*
	1 Year	5 Years	10 Years
Class A Shares
(Return Before Taxes)	6.64%	4.56%	6.59%
(Return After Taxes on Distributions)	4.41%	1.88%	3.89%
(Return After Taxes on Distributions and Sales of Fund Shares)	4.24%	2.10%	3.95%
Class B Shares
(Return Before Taxes)	8.35%	4.84%	6.63%
BofA Merrill Lynch BB-B US Cash Pay High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	14.58%	9.11%	9.29%
* No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  First Investors Management Company, Inc. is the Fund’s investment adviser and Muzinich serves as the Fund’s subadviser.

Portfolio Manager:  The Fund has been managed by Muzinich since 2009 by a team of investment professionals who have active roles in managing the Fund.  Dennis V. Dowden and Clinton Comeaux have served as Portfolio Managers of the Fund since 2009 and Bryan Petermann has served as Portfolio Manager of the Fund since 2010.

Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 56 of this prospectus.

TOTAL RETURN FUND

Investment Objective:  The Fund seeks high, long-term total investment return consistent with moderate investment risk.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A1	Class B1	Advisor Class2	Institutional Class2
Management Fees	0.74%	0.74%	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.30%	1.00%	0.00%	0.00%
Other Expenses	0.24%	0.30%	0.23%3	0.09%3
Total Annual Fund Operating Expenses	1.28%	2.04%	0.97%	0.83%
1. The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund’s share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
2. Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
3. The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares.  The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund’s Advisor Class and Institutional Class shares to exceed the foregoing limits.  The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund’s Board of Trustees.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$698	$958	$1,237	$2,031
Class B shares	$607	$940	$1,298	$2,174
Advisor Class shares	$99	$309	$536	$1,190
Institutional Class shares	$85	$265	$460	$1,025

You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class A shares	$698	$958	$1,237	$2,031
Class B shares	$207	$640	$1,098	$2,174
Advisor Class shares	$99	$309	$536	$1,190
Institutional Class shares	$85	$265	$460	$1,025

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its whole portfolio.

Principal Investment Strategies:  The Fund allocates its assets among stocks, bonds and money market instruments.  While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its net assets in stocks and at least 35% in bonds, cash and money market instruments.  The percentages may change due to, among other things, market fluctuations or reallocation decisions by the Fund’s portfolio managers.

Once the asset allocation for stocks, bonds and money market instruments has been set, the Fund uses fundamental research and analysis to determine which particular investments to purchase or sell.

The Fund’s investments in stocks are normally diversified among common stocks of large-, mid- and small-size companies that offer the potential for capital growth, current income, or both.  In selecting stocks, the Fund considers, among other things, the issuer’s financial strength, management, earnings growth potential and history (if any) of paying dividends.

The Fund’s investments in bonds are normally diversified among different types of bonds and other debt securities, including corporate bonds, U.S. Government securities and mortgage-backed securities.  The Fund selects bonds by first considering the outlook for the economy and interest rates, and thereafter, a particular security’s characteristics.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio.

Principal Risks:  You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking total return,

■ Want an investment that provides diversification among different asset classes,

■ Are willing to accept a moderate degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Similarly, bond prices fluctuate in value with changes in interest rates, the economy and the financial conditions of companies that issue them.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid-

and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Securities with longer maturities are generally more sensitive to interest rate changes.

Credit Risk.  This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed securities, the credit quality of the underlying mortgages.  Credit risk also applies to securities issued or guaranteed by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.

Prepayment and Extension Risk.  The Fund is subject to prepayment and extension risk since it invests in mortgage-backed securities.  When interest rates decline, homeowners tend to refinance their mortgages.  This could cause a decrease in the Fund’s income and share price.  Extension risk is the flip side of prepayment risk.  Rising interest rates can cause the Fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments.  This will increase both the Fund’s sensitivity to rising interest rates and its potential for price declines.

Allocation Risk.  The Fund may allocate assets to investment classes that underperform other classes.  For example, the Fund may be overweighted in stocks when the stock market is falling and the bond market is rising.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 11.86% (for the quarter ended June 30, 2003) and the lowest quarterly return was
-11.40% (for the quarter ended December 31, 2008).

Average Annual Total Returns For Periods Ended December 31, 2012*
	1 Year	5 Years	10 Years
Class A Shares
(Return Before Taxes)	6.40%	3.28%	6.23%
(Return After Taxes on Distributions)	5.58%	2.59%	5.56%
(Return After Taxes on Distributions and Sales of Fund Shares)	4.60%	2.38%	5.07%
Class B Shares
(Return Before Taxes)	8.12%	3.42%	6.20%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index (reflects no deduction for fees, expenses or taxes)	4.42%	6.02%	5.25%
* No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  First Investors Management Company, Inc. is the Fund’s investment adviser.

Portfolio Manager:  The Fund is managed by Edwin D. Miska, Director of Equities and Clark D. Wagner, Director of Fixed Income.  Mr. Miska has served as Portfolio Manager of the Fund since 2002 and Mr. Wagner has served as Portfolio Manager of the Fund since 2001.

Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 56 of this prospectus.

EQUITY INCOME FUND

Investment Objective:  The Fund seeks total return.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A1	Class B1	Advisor Class2	Institutional Class2
Management Fees	0.74%	0.74%	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.30%	1.00%	0.00%	0.00%
Other Expenses	0.25%	0.39%	0.24%3	0.10%3
Total Annual Fund Operating Expenses	1.29%	2.13%	0.98%	0.84%
1. The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund’s share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
2. Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
3. The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares.  The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund’s Advisor Class and Institutional Class shares to exceed the foregoing limits.  The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund’s Board of Trustees.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$699	$960	$1,242	$2,042
Class B shares	$616	$967	$1,344	$2,248
Advisor Class shares	$100	$312	$542	$1,201
Institutional Class shares	$86	$268	$466	$1,037

You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class A shares	$699	$960	$1,242	$2,042
Class B shares	$216	$667	$1,144	$2,248
Advisor Class shares	$100	$312	$542	$1,201
Institutional Class shares	$86	$268	$466	$1,037

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its whole portfolio.

Principal Investment Strategies:  The Fund invests, under normal market conditions, primarily in dividend-paying stocks of companies that the Fund believes are undervalued in the market relative to their long term potential.  Under normal circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equities.  For purposes of this 80% test, equities may include common stock, preferred stock, equity-based ETFs and other instruments that are convertible into common stock, or other instruments that represent an equity position in an issuer.  The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.  The Fund normally will diversify its assets among dividend-paying stocks of large-, mid- and small-size companies.  The Fund may also invest in stocks of companies of any size that do not pay dividends, but have the potential of paying dividends in the future if they appear to be undervalued.

The Fund generally uses a “bottom-up” approach in attempting to identify stocks that are undervalued.  This means that the Fund generally identifies potential investments through fundamental research and analysis which includes, among other things, analyzing a company’s balance sheet, cash flow statements and competition within a company’s industry.  The Fund also assesses a company’s corporate strategy and whether the company is operating in the interests of shareholders, as well as, analyzing economic trends, interest rates, and industry diversification.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investment opportunities become more attractive.

Principal Risks:  You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking total return,

■ Are willing to accept a moderate degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund’s overall portfolio will be less volatile than the general stock market.

Undervalued Securities Risk.  The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions.  If these events do not occur or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Dividend Risk.  At times, the Fund may not be able to identify dividend-paying stocks that are attractive investments.  The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay.  The Fund may not have sufficient income to pay its shareholders regular dividends.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 14.33% (for the quarter ended June 30, 2003) and the lowest quarterly return was
-18.65% (for the quarter ended December 31, 2008).

Average Annual Total Returns For Periods Ended December 31, 2012*
	1 Year	5 Years	10 Years
Class A Shares
(Return Before Taxes)	4.09%	0.24%	6.21%
(Return After Taxes on Distributions)	3.83%	-0.01%	5.96%
(Return After Taxes on Distributions and Sales of Fund Shares)	2.98%	0.12%	5.38%
Class B Shares
(Return Before Taxes)	5.70%	0.36%	6.14%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
* No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  First Investors Management Company, Inc. is the Fund’s investment adviser.

Portfolio Manager:  Sean Reidy has served as Portfolio Manager of the Fund since 2011.

Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 56 of this prospectus.

GROWTH & INCOME FUND

Investment Objective:  The Fund seeks long-term growth of capital and current income.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment1	Class A1	Class B1	Advisor Class2	Institutional Class2
Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.30%	1.00%	0.00%	0.00%
Other Expenses	0.23%	0.31%	0.22%3	0.08%3
Total Annual Fund Operating Expenses	1.23%	2.01%	0.92%	0.78%
1. The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund’s share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
2. Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
3. The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares.  The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund’s Advisor Class and Institutional Class shares to exceed the foregoing limits.  The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund’s Board of Trustees.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$693	$943	$1,212	$1,978
Class B shares	$604	$930	$1,283	$2,137
Advisor Class shares	$94	$293	$509	$1,131
Institutional Class shares	$80	$249	$433	$966

You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class A shares	$693	$943	$1,212	$1,978
Class B shares	$204	$630	$1,083	$2,137
Advisor Class shares	$94	$293	$509	$1,131
Institutional Class shares	$80	$249	$433	$966

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its whole portfolio.

Principal Investment Strategies:  The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both.  The Fund primarily seeks to invest in common stocks of large-, mid-, and small-size companies that have a history of paying dividends.  When the Fund cannot identify dividend-paying stocks that it finds attractive, it may invest in non-dividend-paying stocks.

The Fund generally uses a “bottom-up” approach to selecting investments.  This means that the Fund generally identifies potential investments through fundamental research and analysis and thereafter focuses on other issues, such as economic trends, interest rates, industry diversification and market capitalization.  In deciding whether to buy or sell securities, the Fund considers, among other things, the issuer’s financial strength, management, earnings growth or potential earnings growth and history (if any) of paying dividends.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive.

Principal Risks:  You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are primarily seeking an investment that offers the potential for growth with a modest amount of income,

■ Are willing to accept a moderate degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund’s overall portfolio will be less volatile than the general stock market.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Dividend Risk.  At times, the Fund may not be able to identify dividend-paying stocks that are attractive investments.  The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay.  The

Fund may not have sufficient income to pay its shareholders regular dividends.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 16.90% (for the quarter ended June 30, 2009) and the lowest quarterly return was
-22.47% (for the quarter ended December 31, 2008).

Average Annual Total Returns For Periods Ended December 31, 2012*
	1 Year	5 Years	10 Years
Class A Shares
(Return Before Taxes)	10.08%	1.00%	6.57%
(Return After Taxes on Distributions)	9.87%	0.83%	6.36%
(Return After Taxes on Distributions and Sales of Fund Shares)	6.82%	0.79%	5.71%
Class B Shares
(Return Before Taxes)	11.94%	1.10%	6.46%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
* No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  First Investors Management Company, Inc. is the Fund’s investment adviser.

Portfolio Manager:  Edwin D. Miska, Director of Equities, has served as Portfolio Manager of the Fund since 2002.

Douglas R. Waage has served as Assistant Portfolio Manager of the Fund since January 2013.

Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 56 of this prospectus.

GLOBAL FUND

Investment Objective:  The Fund seeks long-term capital growth.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A1	Class B1	Advisor Class2	Institutional Class2
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.30%	1.00%	0.00%	0.00%
Other Expenses	0.37%	0.50%	0.31%3	0.17%3
Total Annual Fund Operating Expenses	1.62%	2.45%	1.26%	1.12%
1. The expense information in the table has been restated to reflect (i) a reduction in advisory fee rate as of May 18, 2012; (ii) a revised allocation of expenses between the Fund’s share classes; and (iii) that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
2. Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
3. The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares.  The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund’s Advisor Class and Institutional Class shares to exceed the foregoing limits.  The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund’s Board of Trustees.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$730	$1,057	$1,406	$2,386
Class B shares	$648	$1,064	$1,506	$2,581
Advisor Class shares	$128	$400	$692	$1,523
Institutional Class shares	$114	$356	$617	$1,363

You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class A shares	$730	$1,057	$1,406	$2,386
Class B shares	$248	$764	$1,306	$2,581
Advisor Class shares	$128	$400	$692	$1,523
Institutional Class shares	$114	$356	$617	$1,363

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its whole portfolio.

Principal Investment Strategies:  The Fund invests in a diversified portfolio of common stocks of companies that are located throughout the world, including the United States.  Although the Fund primarily invests in stocks of U.S. and foreign companies that are considered large to medium in size (measured by market capitalization) and that are traded in larger or more established markets, it may invest a significant amount in less-developed or emerging markets.  The Fund may also invest (to a lesser degree) in smaller size companies.

The Fund uses fundamental research and analysis to identify prospective investments. Security selection is based on one or more of the following: profitability; earnings growth; strong possibility of price-to-earnings multiple expansion (or increases in other similar valuation measures); hidden or unappreciated value; and/or quality management.  Once potential investments are identified, the Fund constructs its portfolio based on many factors including: (1) regional and country allocation; (2) industry and sector allocation; (3) company size; and (4) in the case of foreign securities, foreign currency exposure and the risks of trading and maintaining securities and cash in foreign countries.

A stock may be sold if, in the portfolio manager’s opinion: its downside risk equals or exceeds its upside potential; it suffers from a decreasing trend of earnings growth or suffers an earnings disappointment; or it experiences excessive valuations.

The Fund may engage in active and frequent trading, which may result in high portfolio turnover.

Principal Risks:  You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking significant growth of capital,

■ Want exposure to investments in both U.S. and foreign companies,

■ Are willing to accept a moderate degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.

Foreign Securities Risk. There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in the exchange rates between the U.S. dollar and foreign currencies, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential restrictions in the flow of capital.

Emerging Markets Risk.  The risks of investing in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.

Liquidity Risk.  The Fund is also susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

High Portfolio Turnover Risk.  High portfolio turnover could increase the Fund’s transaction costs and produce taxable distributions to shareholders and possibly have a negative impact on its performance.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 19.46% (for the quarter ended June 30, 2009) and the lowest quarterly return was
-21.05% (for the quarter ended December 31, 2008).

Average Annual Total Returns For Periods Ended December 31, 2012*
	1 Year	5 Years	10 Years
Class A Shares
(Return Before Taxes)	9.32%	-2.91%	6.37%
(Return After Taxes on Distributions)	9.19%	-2.98%	5.78%
(Return After Taxes on Distributions and Sales of Fund Shares)	6.12%	-2.49%	5.41%
Class B Shares
(Return Before Taxes)	11.26%	-2.86%	6.31%
Morgan Stanley Capital International All Country World Index (reflects no deduction for fees, expenses or taxes)	16.80%	-0.61%	8.66%
* No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  First Investors Management Company, Inc. is the Fund’s investment adviser and Wellington Management Company, LLP (“Wellington Management”) serves as subadviser of the Fund.

Portfolio Manager:  The Fund is managed by Wellington Management by a team of investment professionals.  Nicolas M. Choumenkovitch, Senior VP and Equity Portfolio Manager, has served as a Portfolio Manager for the international equity portion of the Fund since 2007 and has been involved in portfolio management and securities analysis for the international equity portion of the Fund since 2000.  Matthew E. Megargel, CFA, Senior VP and Equity Portfolio Manager, has served as a Portfolio Manager for the U.S. equity portion of the Fund since 2000.  Jeffrey L. Kripke, VP and Equity Portfolio Manager, has served as a Portfolio Manager for the U.S. equity portion of the Fund since 2006 and has been involved in portfolio management and securities analysis for the U.S. equity portion of the Fund since 2001.  Francis J. Boggan, CFA, Senior VP and Equity Portfolio Manager, has served as a Portfolio Manager for the U.S. equity portion of the Fund since 2006. Tara Connolly Stilwell, CFA, VP and Equity Portfolio Manager, has been involved in portfolio management and securities analysis for the international equity portion of the Fund since 2010.

Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 56 of this prospectus.

SELECT GROWTH FUND

Investment Objective:  The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A1	Class B1	Advisor Class2	Institutional Class2
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.30%	1.00%	0.00%	0.00%
Other Expenses	0.30%	0.38%	0.24%3	0.10%3
Total Annual Fund Operating Expenses	1.35%	2.13%	0.99%	0.85%
1. The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund’s share classes and  that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
2. Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
3. The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares.  The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund’s Advisor Class and Institutional Class shares to exceed the foregoing limits.  The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund’s Board of Trustees.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$705	$978	$1,272	$2,105
Class B shares	$616	$967	$1,344	$2,263
Advisor Class shares	$101	$315	$547	$1,213
Institutional Class shares	$87	$271	$471	$1,049

You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class A shares	$705	$978	$1,272	$2,105
Class B shares	$216	$667	$1,144	$2,263
Advisor Class shares	$101	$315	$547	$1,213
Institutional Class shares	$87	$271	$471	$1,049

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its whole portfolio.

Principal Investment Strategies:  The Fund invests in a portfolio of approximately 40-45 common stocks that the Fund’s subadviser, Smith Asset Management Group, L.P. (“Smith”), believes offers the best potential for earnings growth with the lowest risk of negative earnings surprises.

Smith employs quantitative and qualitative analysis to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations.  Beginning with a universe of stocks that includes large-, mid- and small-size companies, Smith’s investment team uses risk control and valuation screens primarily based on valuation, financial quality, stock volatility and corporate governance, to eliminate stocks that are highly volatile or are more likely to underperform the market.

Stocks that pass the initial screens are then evaluated using a proprietary methodology and fundamental analysis to produce a list of 80-100 eligible companies with a high probability of earnings growth that exceeds investor expectations.  The analysis includes an evaluation of changes in Wall Street opinions, individual analysts’ historical accuracy, earnings quality analysis and corporate governance practices.  Smith then constructs the Fund’s portfolio based on a traditional fundamental analysis of the companies identified on the list to understand their business prospects, earnings potential, strength of management and competitive positioning.

Stocks may be sold if they exhibit negative investment or performance characteristics, including: a negative earnings forecast or report, valuation concerns, company officials’ downward guidance on company performance or earnings or announcement of a buyout.

Principal Risks:  You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking growth of capital,

■ Are willing to accept a moderate degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Growth Stock Risk.  The Fund’s focus on growth stocks increases the potential volatility of its share price.  If expectations are not met, the prices of these stocks may decline significantly.

Limited Holdings Risk.  Because the Fund generally invests in a limited portfolio of only 40 to 45 stocks, it may be more volatile than other funds whose portfolios may contain a larger number of securities.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Prior to May 7, 2007, the Fund was known as the All-Cap Growth Fund, was managed by a different subadviser, and employed different strategies in seeking to invest in growth stocks.  Therefore, the performance shown below is not necessarily reflective of how the Fund will perform in the future.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 18.17% (for the quarter ended June 30, 2003) and the lowest quarterly return was
-24.36% (for the quarter ended December 31, 2008).

Average Annual Total Returns For Periods Ended December 31, 2012*
	1 Year	5 Years	10 Years
Class A Shares
(Return Before Taxes)	6.38%	-3.19%	4.96%
(Return After Taxes on Distributions)	6.38%	-3.19%	4.56%
(Return After Taxes on Distributions and Sales of Fund Shares)	4.15%	-2.68%	4.30%
Class B Shares
(Return Before Taxes)	7.97%	-3.11%	4.84%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	15.21%	3.15%	7.69%
* No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  First Investors Management Company, Inc. is the Fund’s investment adviser and Smith Asset Management Group, L.P. (“Smith”) serves as subadviser of the Fund.

Portfolio Manager:  The Fund is managed by Smith by a team of investment professionals who have an equal role in managing the Fund, which includes the following: Stephen S. Smith, CFA, Chief Executive Officer and Chief Investment Officer; John D. Brim, CFA, Portfolio Manager; and Eivind Olsen, CFA, Portfolio Manager.  Each investment professional has served as a Portfolio Manager of the Fund since 2007, except for Mr. Olsen, who has served as a Portfolio Manager since 2009.

Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 56 of this prospectus.

OPPORTUNITY FUND

Investment Objective:  The Fund seeks long-term capital growth.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A1	Class B1	Advisor Class3	Institutional Class3
Management Fees	0.74%	0.74%	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.30%	1.00%	0.00%	0.00%
Other Expenses	0.26%	0.35%	0.22%4	0.08%4
Total Annual Fund Operating Expenses2	1.30%	2.09%	0.96%	0.82%
1. The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund’s share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
2. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
3. Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
4. The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares.  The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund’s Advisor Class and Institutional Class shares to exceed the foregoing limits.  The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund’s Board of Trustees.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$700	$963	$1,247	$2,053
Class B shares	$612	$955	$1,324	$2,219
Advisor Class shares	$98	$306	$531	$1,178
Institutional Class shares	$84	$262	$455	$1,014

You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class A shares	$700	$963	$1,247	$2,053
Class B shares	$212	$655	$1,124	$2,219
Advisor Class shares	$98	$306	$531	$1,178
Institutional Class shares	$84	$262	$455	$1,014

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its whole portfolio.

Principal Investment Strategies:  The Fund invests primarily in mid- and small-size companies that the Fund’s Adviser believes offer strong growth opportunities.  The Fund may continue to hold stocks of companies that grow into larger companies and may also invest opportunistically in larger companies.

The Fund uses a “bottom-up” approach to selecting investments.  The Fund uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced.  The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.

The Fund may sell a stock if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive.  The Fund may also sell a stock if it grows into a large, well-established company, although it may also continue to hold such a stock irrespective of its size.

Principal Risks:  You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking significant growth of capital,

■ Want exposure to investments in mid-and small-size companies,

■ Are willing to accept higher than average investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 20.16% (for the quarter ended June 30, 2009) and the lowest quarterly return was
-25.39% (for the quarter ended December 31, 2008).

Average Annual Total Returns For Periods Ended December 31, 2012*
	1 Year	5 Years	10 Years
Class A Shares
(Return Before Taxes)	11.84%	2.41%	8.55%
(Return After Taxes on Distributions)	11.06%	2.00%	8.04%
(Return After Taxes on Distributions and Sales of Fund Shares)	8.27%	1.85%	7.41%
Class B Shares
(Return Before Taxes)	13.82%	2.55%	8.45%
S&P Mid-Cap 400 Index (reflects no deduction for fees, expenses or taxes)	17.88%	5.15%	10.53%
* No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  First Investors Management Company, Inc. is the Fund’s investment adviser.

Portfolio Manager:  Edwin D. Miska, Director of Equities, has served as Co-Portfolio Manager of the Fund since 2007.

Steven S. Hill serves as Co-Portfolio Manager of the Fund and has served as either Portfolio Manager or Co-Portfolio Manager of the Fund since 2004.

Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 56 of this prospectus.

SPECIAL SITUATIONS FUND

Investment Objective:  The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A1	Class B1	Advisor Class2	Institutional Class2
Management Fees	0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.30%	1.00%	0.00%	0.00%
Other Expenses	0.27%	0.39%	0.24%3	0.10%3
Total Annual Fund Operating Expenses	1.47%	2.29%	1.14%	1.00%
1. The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund’s share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
2. Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
3. The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares.  The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund’s Advisor Class and Institutional Class shares to exceed the foregoing limits.  The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund’s Board of Trustees.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$716	$1,013	$1,332	$2,231
Class B shares	$632	$1,015	$1,425	$2,420
Advisor Class shares	$116	$362	$628	$1,386
Institutional Class shares	$102	$318	$552	$1,225

You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class A shares	$716	$1,013	$1,332	$2,231
Class B shares	$232	$715	$1,225	$2,420
Advisor Class shares	$116	$362	$628	$1,386
Institutional Class shares	$102	$318	$552	$1,225

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its whole portfolio.

Principal Investment Strategies:  The Fund primarily invests in common stocks of smaller size companies that have a new product or service, are in a position to benefit from some change in the economy, industry transformation, new law, new regulation or new technology, or are experiencing some other “special situation” that makes them undervalued relative to their long-term potential.  The Fund may also invest in stocks of mid-size or large companies.

In selecting stocks, the Fund relies on fundamental and quantitative analysis.  It screens potential investments to identify companies that have strong financial and managerial characteristics, including healthy balance sheets, a strong management team, solid market share positions and improving business fundamentals.  The Fund then attempts to identify those companies that are undervalued by the market or are undergoing some special situation that creates a short-term dislocation between their stock price and underlying value.  The Fund may emphasize certain industry sectors based on economic and market conditions.

The Fund may sell a stock if it becomes fully valued, it appreciates in value to the point that it is no longer a small-size company stock, its fundamentals have deteriorated or alternative investments become more attractive.

Principal Risks:  You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking significant growth of capital,

■ Want exposure to investments in small-size companies,

■ Are willing to accept a high degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.

Small-Size and Mid-Size Company Risk.  The market risk associated with stocks of small- and mid-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of small- and mid-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell small-to-mid-size company stocks at reasonable prices.

Undervalued Security Risk.  The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions.  If these events do not occur, or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.

Sector Risk.  The Fund will face a greater risk of loss due to factors affecting a single sector or industry than if the Fund always maintained wide diversity among the sectors and industries in which it invests.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 19.53% (for the quarter ended June 30, 2003) and the lowest quarterly return was
-23.76% (for the quarter ended December 31, 2008).

Average Annual Total Returns For Periods Ended December 31, 2012*
	1 Year	5 Years	10 Years
Class A Shares
(Return Before Taxes)	3.06%	2.60%	8.93%
(Return After Taxes on Distributions)	1.95%	2.01%	8.33%
(Return After Taxes on Distributions and Sales of Fund Shares)	2.51%	1.95%	7.67%
Class B Shares
(Return Before Taxes)	4.56%	2.75%	8.87%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	9.72%
* No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  First Investors Management Company, Inc. is the Fund’s investment adviser and Paradigm Capital Management, Inc. (“Paradigm Capital Management”) serves as subadviser of the Fund.

Portfolio Manager:  Jonathan S. Vyorst, Senior Vice President, and Jason V. Ronovech, CFA and Senior Vice President, of Paradigm Capital Management, have served as Co-Portfolio Managers of the Fund since 2007.

Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 56 of this prospectus.

INTERNATIONAL FUND

Investment Objective:  The Fund primarily seeks long-term capital growth.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A1	Class B1	Advisor Class2	Institutional Class2
Management Fees	0.98%	0.98%	0.98%	0.98%
Distribution and Service (12b-1) Fees	0.30%	1.00%	0.00%	0.00%
Other Expenses	0.47%	0.56%	0.36%3	0.22%3
Total Annual Fund Operating Expenses	1.75%	2.54%	1.34%	1.20%
1. The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund’s share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
2. Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
3. The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares.  The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund’s Advisor Class and Institutional Class shares to exceed the foregoing limits.  The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund’s Board of Trustees.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$743	$1,094	$1,469	$2,519
Class B shares	$657	$1,091	$1,550	$2,682
Advisor Class shares	$136	$425	$734	$1,613
Institutional Class shares	$122	$381	$660	$1,455

You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class A shares	$743	$1,094	$1,469	$2,519
Class B shares	$257	$791	$1,350	$2,682
Advisor Class shares	$136	$425	$734	$1,613
Institutional Class shares	$122	$381	$660	$1,455

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its whole portfolio.

Principal Investment Strategies:  The Fund primarily invests in a portfolio of common stocks and other equity securities of companies that are located outside of the United States.  To a limited degree, the Fund may also invest in companies based in the United States.

The Fund typically invests in the securities of medium to large size companies, but will also invest in smaller companies.  The Fund’s holdings may be limited to the securities of 40 to 60 different issuers and may focus its investments in companies located in or tied economically to particular countries or regions.  The Fund generally invests in securities that are traded in the foreign securities markets, though it may invest significantly in emerging or developing markets.

The subadviser selects investments by screening a universe of stocks that meet its “quality growth” criteria, which include high return on equity and low to moderate leverage, among others.  It then further narrows that universe by using a bottom-up stock and business analysis approach to identify companies whose businesses are highly profitable, have consistent operating histories and financial performance and enjoy possible long-term economic prospects.  The subadviser also seeks to generate greater returns by investing in securities at a price below the company’s intrinsic worth.

In making sell decisions, the subadviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the subadviser’s opinion, there has been a loss of long-term competitive advantage.

The Fund may enter into spot currency trades (i.e., for cash at the spot rate prevailing in the foreign currency market) in connection with the settlement of transactions in securities traded in foreign currency.

Principal Risks:  You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking capital growth,

■ Want exposure to investments in foreign companies,

■ Are willing to accept a high degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.

Foreign Securities Risk.  There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in the exchange rates between the U.S. dollar and foreign currencies, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential restrictions in the flow of capital.  The use of spot transactions does not reduce or eliminate these risks.  To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region.  As a result, it may be more volatile than a more geographically diversified fund.

Emerging Markets Risk.  The risks of investing in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.

Liquidity Risk.  The Fund is also susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.

Mid-Size and Small-Size Company Risk.  The market risk associated with the securities of mid- and small-size companies is generally greater than that associated with securities of larger companies because such securities tend to experience sharper price fluctuations than those of larger companies.  At times, it may be difficult for the Fund to sell mid-to-small size company stocks at reasonable prices.

Limited Holdings Risk.  The Fund’s assets may be invested in a limited number of issuers.  This means that the Fund’s performance may be substantially impacted by the change in value of even a single holding.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or for the life of the Fund, if less) compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 18.55% (for the quarter ended June 30, 2009) and the lowest quarterly return was
-19.25% (for the quarter ended September 30, 2008).

Average Annual Total Returns For Periods Ended December 31, 2012*
	1 Year	5 Years	Life of Class**
Class A Shares
(Return Before Taxes)	12.91%	-2.18%	3.28%
(Return After Taxes on Distributions)	12.91%	-2.47%	2.89%
(Return After Taxes on Distributions and Sales of Fund Shares)	8.39%	-2.00%	2.60%
Class B Shares
(Return Before Taxes)	14.85%	-2.09%	3.49%
Morgan Stanley Capital International EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)	17.90%	-3.21%	2.02%
Morgan Stanley Capital International EAFE Index (Net) (reflects the deduction of foreign withholding taxes on dividends)	17.32%	-3.69%	1.56%
* No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
** Both Class A shares and Class B shares commenced operations on 6/27/06.  The average annual total returns shown are for the period of 6/27/06 to 12/31/12.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  First Investors Management Company, Inc. is the Fund’s investment adviser and Vontobel Asset Management, Inc. (“Vontobel”), serves as the subadviser of the Fund.

Portfolio Manager:  Rajiv Jain, Managing Director and Portfolio Manager – International Equities for Vontobel, has served as Portfolio Manager of the Fund since 2006.

Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 56 of this prospectus.

Other Important Information

Purchase and Sale of Fund Shares:  You may purchase or redeem shares of the Funds on any business day by: contacting your financial intermediary in accordance with its policies; writing to the Funds’ transfer agent at the following address: Administrative Data Management Corp., Raritan Plaza I, Edison, NJ 08837; or calling the Funds’ transfer agent at 1 (800) 423-4026.  The minimum initial purchase for Class A shares, Class B shares and Advisor Class shares is $1,000.  The minimum initial purchase for Institutional Class shares is $2,000,000.  The minimum initial purchase is reduced for certain types of accounts and also for accounts that are eligible to be opened under a systematic investment plan.  Subsequent investments can be made in any U.S. dollar amount.

Tax Information:  The Funds’ distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case the withdrawal of your investment from a tax-deferred account may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries:  The Funds are primarily sold to retail investors through their principal underwriter, First Investors Corporation (“FIC”).  FIC is an affiliate of the Funds’ adviser and both are subsidiaries of the same holding company.  FIC pays its representatives a higher level of compensation for selling First Investors Funds than for selling other funds.  This may create a conflict of interest by influencing the representatives to recommend First Investors Funds over other funds.  For more information on FIC’s policies ask your representative, see the Funds’ Statement of Additional Information or visit First Investors website at: www.firstinvestors.com.

THE FUNDS IN GREATER DETAIL

The following sections provide more information about the investment objectives, principal investment strategies and principal risks of each of the Funds covered by this prospectus.  To help you decide which Funds may be right for you, we have also included in each section examples of who should consider buying the Fund.

None of the Funds in this prospectus, other than the Total Return Fund, pursues a primary strategy of allocating its assets among stocks, bonds and money market instruments.  For most investors, a complete investment program should include each of these asset classes.  While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks.  There have also been extended periods during which bonds and money market instruments have outperformed stocks.  By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio.  Of course, even a diversified investment program can result in a loss.

The investment objective of each Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of each Fund without shareholder approval.  The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.

CASH MANAGEMENT FUND

What are the Cash Management Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies:

The Fund invests primarily in high-quality money market instruments that are determined by the Fund’s Adviser to present minimal credit risk.  The Fund’s investments may include prime commercial paper; short-term corporate bonds and notes, including floating and variable rate notes; U.S. Treasury securities; short-term obligations of U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government); bankers’ acceptances, which are credit instruments guaranteed by a bank; and negotiable certificates of deposit, which are issued by banks in large denominations.

The Fund’s portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable net asset value (“NAV”) of $1.00 per share.  These include requirements relating to the credit quality, maturity, liquidity and diversification of the Fund’s investments.

In buying and selling securities, the Fund will consider its own credit analysis as well as ratings assigned by ratings services.  The Fund considers, among other things, the issuer’s earnings and cash flow generating capabilities, the security’s yield and relative value, and the outlook for interest rates and the economy.  In the case of instruments with demand features or credit enhancements, the Fund may also consider the financial strength of the party providing the demand feature or credit enhancement, including any ratings assigned to such party.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of securities that are not described in this prospectus.

Principal Risks:

While money market funds are designed to be relatively low-risk investments, they are not entirely free of risk.  Any investment carries with it some level of risk.  Although the Fund tries to maintain a $1.00 share price, it may not be able to do so.  It is therefore possible to lose money by investing in the Fund.  Here are the principal risks of investing in the Fund:

Credit Risk:

The value of a money market instrument will decline if there is a default by or a deterioration in the credit quality of the issuer or a provider of a credit enhancement or demand feature.  This could cause the Fund’s NAV to decline below $1.00 per share.

Credit risk also applies to securities issued by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.  These securities are supported by the credit of the issuing agency, instrumentality or corporation.  For example, securities issued by the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) are not backed by the full faith and credit of the U.S. Government.

In September 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (“FHFA”) to manage their daily operations.  While the U.S. Treasury also entered into arrangements to support Fannie Mae and Freddie Mac, there is no guarantee that these arrangements will ensure that these entities will be able to honor their obligations.  Moreover, these arrangements do not alter the fact that the securities issued by Fannie Mae and Freddie Mac are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government.

Interest Rate Risk:

The Fund’s NAV could decline below $1.00 per share because of a change in interest rates.  Like the values of other debt instruments, the market values of money market instruments are affected by changes in interest rates.  When interest rates rise, the market values of money market instruments decline; and when interest rates decline, the market values of money market instruments increase.  The price volatility of money market instruments also depends on their maturities and durations.  Generally, the shorter the maturity and duration of a money market instrument, the lesser its sensitivity to interest rates.

Liquidity Risk:

The Fund may be unable to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund’s ability to maintain a $1.00 share price.  The Fund could lose money if it cannot sell a security at the time and price that would be beneficial to the Fund.

Yield Risk:

The yields received by the Fund on its investments will decline as interest rates decline.

Who should consider buying the Cash Management Fund?

The Cash Management Fund is most appropriately used for that portion of your investment portfolio that you may need in the near future.  Since the Fund limits its investments to high-quality, short-term securities, it generally has a lower risk profile but also a lower yield than funds that invest in lower-quality, longer-term debt securities.    The Fund is intended for investors who:

■ Are seeking income, and

■ Are seeking a conservative investment that provides a high degree of credit quality.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

GOVERNMENT FUND

What are the Government Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Principal Investment Strategies:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities (“U.S. Government Securities”).  The Fund will notify shareholders at least 60 days before making any change to this 80% policy.

The Fund invests in all types of U.S. Government Securities, which may include (a) U.S. Treasury obligations, (b) securities issued or guaranteed by U.S. Government agencies or instrumentalities that are backed by the full faith and credit of the U.S. Government, and (c) securities issued or guaranteed by agencies or instrumentalities that are sponsored or chartered by the U.S. Government but whose securities are backed solely by the credit of the issuing agency or instrumentality or the right of the issuer to borrow from the U.S. Treasury.  U.S. Government Securities may include mortgage-backed securities that are guaranteed by the Government National Mortgage Association (“GNMA”), commonly known as Ginnie Maes, which are backed by the full faith and credit of the U.S. Government and mortgage-backed securities issued or guaranteed by U.S. Government-sponsored enterprises, such as the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), which are not backed by the full faith and credit of the U.S. Government.  The Fund may also invest in U.S. Treasury futures and options on treasury futures to hedge against changes in interest rates.

The Fund uses a “top-down” approach in making investment decisions based on its assessment of interest rates, economic and market conditions, and the relative values of different types of U.S. Government Securities.  In selecting investments, the Fund considers, among other factors, maturity, yield, relative value and, in the case of mortgaged-backed securities, coupon and weighted average maturity.  The Fund will usually sell an investment when there are changes in the interest rate environment that are adverse to the investment.

The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).  The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of securities that are not described in this prospectus.

Principal Risks:

You can lose money by investing in the Fund.  Any investment carries with it some level of risk.  While the Fund invests in obligations that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, your investment in the Fund is not insured or guaranteed by the U.S. Government.  Here are the principal risks of investing in the Fund:

Interest Rate Risk:

Because the Fund invests primarily in fixed income securities, it is subject to interest rate risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Securities with longer maturities and lower coupons tend to be more sensitive to interest rate changes than those with shorter maturities and higher coupons.

Prepayment and Extension Risk:

The Fund is subject to prepayment and extension risk since it invests in mortgage-backed securities.  When interest rates decline, borrowers tend to refinance their mortgages.  When this occurs, the mortgages that back these securities suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and share price.  When interest rates rise, the Fund’s average maturity may lengthen due to a drop in prepayments.  This will increase both the Fund’s sensitivity to interest rates and its potential for price declines.

Credit Risk:

This is the risk that an issuer of bonds will be unable to pay interest or principal when due.  The prices of bonds are affected by the credit quality of the issuer and in the case of mortgage-backed securities, the credit quality of the underlying mortgages.  Credit risk applies to securities issued by U.S. Government-sponsored enterprises (such as Fannie Mae and Freddie Mac mortgage-backed securities) that are not backed by the full faith and credit of the U.S. Government.  In the event that the issuers were to default on their obligations, the Fund would be forced to rely on the underlying mortgages backing the securities.

In September 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (“FHFA”) to manage their daily operations.  While the U.S. Treasury also entered into arrangements to support Fannie Mae and Freddie Mac, there is no guarantee that these arrangements will ensure that these entities will be able to honor their obligations.  Moreover, these arrangements do not alter the fact that the securities issued by Fannie Mae and Freddie Mac are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government.

Derivatives Risk:

Investments in U.S. Treasury futures and options on treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used. The use of derivatives for hedging purpose may limit any potential gain that might result from an increase in the value of the hedged position. These investments can also increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs. Moreover, derivatives may be difficult or impossible to sell, unwind, or value due to lack of a secondary trading market.

Security Selection Risk:

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to the issuer’s financial condition or operations or changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

Who should consider buying the Government Fund?

The Government Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio.  The Fund is intended for investors who:

■ Are seeking an investment which offers both current income and a low degree of credit risk,

■ Are willing to accept fluctuations in the value of their investment and the income it produces as a result of changes in interest rates and mortgage refinancing, and

■ Have a long-term investment horizon and are able to ride out market cycles.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTMENT GRADE FUND

What are the Investment Grade Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Principal Investment Strategies:

The Fund primarily invests in investment grade securities.  Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities.  The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.  The Fund defines investment grade debt securities as those that are rated within the four highest ratings categories by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”) or that are unrated but determined by the Fund’s Adviser to be of quality equivalent to those within the four highest ratings of Moody’s or S&P.

The Fund may invest in a variety of different types of investment grade securities, including corporate bonds, securities issued or guaranteed by the U.S. Government or U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government) and mortgage-backed and other asset-backed securities.  The Fund may also invest in U.S. Treasury futures and options on treasury futures to hedge against changes in interest rates.

The Fund attempts to stay broadly diversified, but it may emphasize certain industries based on the outlook for interest rates, economic forecasts and market conditions.  In selecting investments, the Fund considers, among other things, the issuer’s earnings and cash flow generating capabilities, asset quality, debt levels, industry characteristics and management strength.  The Fund also considers ratings assigned by ratings services in addition to its own research and investment analysis.

The Fund may adjust the average weighted maturity of the securities in its portfolio based on its interest rate outlook.  If it believes that interest rates are likely to fall, it may attempt to buy securities with longer maturities.  By contrast, if it believes interest rates are likely to rise, it may attempt to buy securities with shorter maturities or sell securities with longer maturities.

The Fund will not necessarily sell an investment if its rating is reduced.  The Fund usually will sell a security when it shows deteriorating fundamentals, it falls short of the portfolio manager’s expectations, or a more attractive investment is available.  However, it may hold securities that have been downgraded below investment grade (commonly known as “high yield” or “junk” bonds).

The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of securities that are not described in this prospectus.

Principal Risks:

You can lose money by investing in the Fund.  Any investment carries with it some level of risk.  Here are the principal risks of investing in the Fund:

Interest Rate Risk:

The market values of bonds and other debt securities are affected by changes in interest rates.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Generally, the longer the maturity and duration of a debt security, the greater its sensitivity to interest rates.

Credit Risk:

This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer and in the case of asset-backed securities, the credit quality of the underlying loans.  High yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings.  Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer.  Such changes may weaken an issuer’s ability to make payments of principal or interest, or cause an issuer to fail to make timely payments of interest or principal.  Lower quality debt securities generally tend to be more sensitive to these changes than higher quality debt securities, but the lowest rating category of investment grade securities may have speculative characteristics as well.  While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payment of principal and interest.  During times of economic downturn, issuers of high yield debt securities may not have the ability to access the credit markets to refinance their bonds or meet other credit obligations.

Credit risk also applies to securities issued by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.  These securities are supported by the credit of the issuing agency, instrumentality or corporation.  For example, securities issued by the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) are not backed by the full faith and credit of the U.S. Government.

In September 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (“FHFA”) to manage their daily operations.  While the U.S. Treasury also entered into arrangements to support Fannie Mae and Freddie Mac, there is no guarantee that these arrangements will ensure that these entities will be able to honor their obligations.  Moreover, these arrangements do not alter the fact that the securities issued by Fannie Mae and Freddie Mac are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government.

Prepayment and Extension Risk:

The Fund is subject to prepayment and extension risk since it invests in mortgage-backed and other asset-backed securities.  When interest rates decline, borrowers tend to refinance their loans.  When this occurs, the loans that back these securities suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and share price.  When interest rates rise, the Fund’s average maturity may lengthen due to a drop in prepayments.  This will increase both the Fund’s sensitivity to interest rates and its potential for price declines.

Liquidity Risk:

High yield debt securities tend to be less liquid than higher quality debt securities, meaning that it may be difficult to sell high yield debt securities at reasonable prices, particularly if there is a deterioration in the economy or in the financial prospects of their issuers.  As a result, the prices of high yield debt securities may be subject to wide price fluctuations due to liquidity concerns.

Derivatives Risk:

Investments in U.S. Treasury futures and options on treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  The use of derivatives for hedging purpose may limit any potential gain that might result from an increase in the value of the hedged position.  These investments can also increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Moreover, derivatives may be difficult or impossible to sell, unwind, or value due to lack of a secondary trading market.

Security Selection Risk:

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to the issuer’s financial condition or operations or changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

Who should consider buying the Investment Grade Fund?

The Investment Grade Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio.  The Fund is intended for investors who:

■ Are seeking an investment which offers current income and a moderate degree of credit risk,

■ Are willing to accept fluctuations in the value of their investment and the income it produces as a result of changes in interest rates, credit ratings and the economy, and

■ Have a long-term investment horizon and are able to ride out market cycles.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INTERNATIONAL OPPORTUNITIES BOND FUND

What are the International Opportunities Bond Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks total return consisting of income and capital appreciation.

Principal Investment Strategies:

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds.  The Fund will notify shareholders at least 60 days before making any changes to this 80% policy.  For purposes of the 80% test, bonds include debt securities issued or guaranteed by national governments, their agencies or instrumentalities and political sub-divisions (including inflation index linked securities); debt securities of supranational organizations such as freely transferable promissory notes, bonds and debentures; corporate debt securities, including freely transferable promissory notes, debentures, zero coupon bonds, commercial paper, certificates of deposits, and bankers’ acceptances issued by industrial, utility, finance, commercial banking or bank holding company organizations; emerging markets debt; and below investment grade securities, also known as high yield debt or “junk bonds”.  The Fund will normally invest its assets in debt and fixed income securities of issuers located in developed countries outside of the United States.  The Fund will primarily invest in sovereign debt and currencies, as well as in investment grade corporate bonds.  To a lesser extent, the Fund may invest in emerging markets.

Any country that has a sovereign debt rating of A- or better from at least one nationally recognized statistical ratings organization (“NRSRO”) at the time of purchase will be considered a developed country.  An issuer is considered by the subadviser to be located in a developed country if such issuer meets one or more of the following criteria:  has a class of its securities listed in a developed country; is organized (i.e., is incorporated or otherwise formed) under the laws of, or has a principal office (i.e., is headquartered) in a developed country; derives 50% or more of its total revenue from goods produced, sales made or services provided in one or more developed countries; or maintains 50% or more of its assets in one or more developed countries.

The Fund may invest in both investment grade and, to a lesser extent, below investment grade securities.  Investment grade securities are securities rated at the time of purchase by a NRSRO within one of the top four categories, or, if unrated, judged by the subadviser to be of comparable credit quality.  The Fund will normally hold a portfolio of debt securities of issuers located in a minimum of six countries.  The subadviser intends to maintain a weighted average portfolio quality of A- or better, whether composed of rated securities or unrated securities deemed by the subadviser to be of comparable quality.

The Fund may invest in forward foreign currency contracts in order to hedge its currency exposure in bond positions or to gain currency exposure.  The Fund may also invest in interest rate and bond futures to manage interest rate risk and for hedging purposes.  These investments may be significant at times.  Although the Fund has the flexibility to make use of forward foreign currency contracts it may choose not to for a variety of reasons, even under very volatile market conditions.

The subadviser follows a top-down value-driven process to investing and therefore seeks to identify relative value in the international bond markets.  The subadviser defines as undervalued those markets where it believes real interest rates are high and the currency is undervalued with potential to appreciate.  The subadviser will concentrate investments in those undervalued markets where it believes cyclical business conditions as well as secular economic and political trends provide the best opportunity for declining interest rates and a return to lower real rates over time.  The subadviser believes that such economic conditions provide the best potential to achieve capital appreciation.

The weighted average duration of the Fund’s portfolio is expected to range from 1 to 10 years but for individual markets may be greater or lesser depending on the subadviser’s outlook for interest rates and the potential for capital gains.  Duration is a measure of a bond’s or fixed income portfolio’s sensitivity to changes in interest rates.  Unlike maturity, which considers only the date on which the final repayment of principal will be made, duration takes account of interim payments made during the life of the security.

The Fund reserves the right to take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report, when available, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of securities that are not described in this prospectus.

Principal Risks:

You can lose money by investing in the Fund.  Any investment carries with it some level of risk.  Here are the principal risks of investing in the Fund:

Interest Rate Risk:

The market values of bonds and other debt securities are affected by changes in interest rates.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Generally, the longer the maturity and duration of a debt security, the greater its sensitivity to interest rates.

Credit Risk:

This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer.  High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings.  Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer.  Such changes may weaken an issuer’s ability to make payments of principal or interest, or cause an issuer to fail to make timely payments of interest or principal.  Lower quality debt securities generally tend to be more sensitive to these changes than higher quality debt securities, but the lowest rating category of investment grade securities may have speculative characteristics as well.  While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payment of principal and interest.

During times of economic downturn, issuers of high yield debt securities may not have the ability to access the credit markets to refinance their bonds or meet other credit obligations.

Market Risk:

The market prices of the Fund’s securities may decline over short or even extended periods due to general market conditions, an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  There is a risk that a lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to purchase and sell debt securities.  There is also the possibility that the value of the Fund’s investments in high yield securities will decline due to drops in the overall high yield bond market.  Changes in the economic climate, investor perceptions and stock market volatility can cause the prices of the Fund’s fixed-income and high yield investments to decline regardless of the conditions of the issuers held by the Fund.  From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices.  If the Fund is forced to sell such securities to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Foreign Securities Risk:

There are special risk factors associated with investing in foreign securities.  Some of these factors are also present when investing in the United States but are heightened when investing in non-U.S. markets, especially in smaller, less-developed or emerging markets.  For example, fluctuations in the exchange rates between the U.S. dollar and foreign currencies may have a negative impact on investments denominated in foreign currencies by eroding or reversing gains or widening losses from those investments.  The risks of investing in foreign securities also include potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s balance sheet and operations and less stringent regulation and supervision of foreign securities markets, custodians and securities depositories.  Funds that invest in foreign securities are also subject to higher commission rates on portfolio transactions, potentially adverse changes in tax and exchange control regulations and potential restrictions on the flow of international capital. Many foreign countries impose withholding taxes on income and gains from investments in such countries, which the Fund may not recover.  Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.  Some foreign governments may default on principal and interest payments.  Even where a security is backed by the full faith and credit of a foreign government, it may be difficult for the Fund to pursue its rights against a foreign government in that country’s courts.  To the extent the Fund invests a significant portion of its assets in securities of a single country or region at any time, it is more likely to be affected by events or conditions of that country or region.  As a result, it may be more volatile than a more geographically diversified fund.

Currency Risk:

The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change.  Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and other political or regulatory conditions in the U.S. or abroad.  The Fund may incur currency conversion costs and currency fluctuations could erase investment gains or add to investment losses.  A security may be denominated in a currency that is different from the currency of the country where the issuer is domiciled.

Supranational Risk:

Supranational organizations are entities designated or supported by a government or government group to promote economic development.  Supranational organizations have no taxing authority and are dependent on their members for payment of interest and principal.  Further, the lending activities of such entities are limited to a percentage of their total capital, reserves and net income.  Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support.  Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investment in foreign currencies.

Emerging Markets Risk:

The risks of investing in foreign securities are heightened when the securities are traded in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.

Liquidity Risk:

The Fund is susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.  As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.  High yield debt securities also tend to be less liquid than higher quality debt securities, meaning that it may be difficult to sell high yield debt securities at reasonable prices, particularly if there is a deterioration in the economy or in the financial prospects of their issuers.  As a result, the prices of high yield debt securities may be subject to wide price fluctuations due to liquidity concerns.

Non-Diversification Risk:

The Fund is a non-diversified investment company and, as such its assets may be invested in a limited number of issuers.  This means that the Fund’s performance may be substantially impacted by the change in value of even a single holding.  The price of a share of the Fund can therefore be expected to fluctuate more than a diversified mutual fund.  Moreover, the Fund’s share price may decline even when the overall market is increasing.  Accordingly, an investment in the Fund therefore may entail greater risks than an investment in a diversified investment company.

Derivatives Risk:

Forward foreign currency contracts and futures involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the portfolio manager’s judgment as to certain market movements is incorrect, the risk of potential losses are greater than if the investment technique had not been used.  For example, there may be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund.  An imperfect correlation of this type may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.  These investment techniques may limit any potential gain that might result from an increase in the value of the hedged position.  These investments can also increase the volatility of the Fund’s share price and expose the Fund to significant additional costs.  At times, it may be difficult to sell or value derivative securities due to the lack of an available trading market.

Valuation Risk:

The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.  Investors who purchase or redeem Fund shares on days when the Fund is holding fair valued securities may receive fewer shares or lower redemption proceeds than they would have received if the Fund had not fair valued the security or had used a different valuation methodology.

Security Selection Risk:

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to the issuer’s financial condition or operations or changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

Who should consider buying the International Opportunities Bond Fund?

The International Opportunities Bond Fund is most appropriately used to add diversification to an investment portfolio.  The Fund is intended for investors who:

■ Are seeking total return,

■ Want exposure to debt securities of foreign issuers,

■ Are willing to accept a high degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND FOR INCOME

What are the Fund For Income’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks high current income.

Principal Investment Strategies:

The Fund primarily invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”).  High yield bonds include both bonds that are rated below Baa by Moody’s Investors Service, Inc. or below BBB by Standard & Poor’s Ratings Services as well as unrated bonds that are determined by the Fund to be of equivalent quality.  High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments).  High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former blue chip companies downgraded because of financial problems, special purpose entities that are used to finance capital investment, sales or leases of equipment, loans or other programs and firms with heavy debt loads.  High yield securities may be backed by receivables or other assets.  The Fund may also invest in other high yield debt securities, such as assignments of syndicated bank loans.

The Fund seeks to reduce the risk of a default by selecting bonds through careful credit research and analysis.  The Fund seeks to reduce the impact of a potential default by diversifying its investments among bonds of many different companies and industries.  The Fund attempts to invest in bonds that have stable to improving credit quality and potential for capital appreciation because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole.

Although the Fund will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis.  The Fund considers a variety of factors, including the overall economic outlook, the issuer’s competitive position, the outlook of its industry, its managerial strength, anticipated cash flow, debt maturity schedules, borrowing requirements, interest or dividend coverage, asset coverage and earnings prospects.  The Fund may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager’s expectations.  It may also decide to continue to hold a bond (or related securities, such as stocks or warrants) after its issuer defaults or is subject to a bankruptcy.

The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of securities that are not described in this prospectus.

Principal Risks:

You can lose money by investing in the Fund.  Any investment carries with it some level of risk.  Here are the principal risks of investing in the Fund:

Credit Risk:

This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer.  High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings.  Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer.  Such changes may weaken an issuer’s ability to make payments of principal or interest or cause an issuer to fail to make timely payments of interest or principal.  Lower quality debt securities generally tend to be more sensitive to these changes than higher quality debt securities.  While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payments of principal and interest.  During times of economic downturn, issuers of high yield debt securities may not have the ability to access the credit markets to refinance their bonds or meet other credit obligations.  The same risks of default apply to borrowers of assignments of syndicated bank loans.

Market Risk:

The entire high yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology.  This degree of volatility in the high yield market is usually associated more with stocks than bonds.  The prices of high yield bonds and other high yield debt securities held by the Fund could decline not only due to a deterioration in the financial condition of the issuers of such bonds, but also due to overall movements in the high yield market.  Markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when prices generally go down, referred to as “bear” markets.

Interest Rate Risk:

The market values of high yield bonds and other debt securities are affected by changes in interest rates.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Generally, the longer the maturity and duration of a debt security, and the higher its credit rating, the greater its sensitivity to interest rates.

Liquidity Risk:

High yield debt securities tend to be less liquid than higher quality debt securities, meaning that it may be difficult to sell high yield debt securities at a reasonable price or at a particular time, particularly if there is a deterioration in the economy or in the financial prospects of their issuers.  Assignments of syndicated bank loans may be less liquid at times, because of potential delays in the settlement process or restrictions on resale.  As a result, the prices of high yield debt securities may be subject to wide price fluctuations due to liquidity concerns.

Syndicated Bank Loans Risk:

Syndicated bank loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate.  In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan.

Security Selection Risk:

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to the issuer’s financial condition or operations or changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.
Who should consider buying the Fund For Income?

The Fund For Income is most appropriately used to add diversification to an investment portfolio.  The Fund is intended for investors who:

■ Are seeking an investment that offers a high level of current income,

■ Are willing to accept a high degree of credit risk and market volatility, and

■ Have a long-term investment horizon and are able to ride out market cycles.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TOTAL RETURN FUND

What are the Total Return Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks high, long-term total investment return consistent with moderate investment risk.

Principal Investment Strategies:

The Fund allocates its assets among stocks, bonds and money market instruments.  While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its net assets in stocks and at least 35% in bonds, cash, and money market instruments.  The percentages may change due to, among other things, market fluctuations or reallocation decisions by the Fund’s portfolio managers.

Once the Fund’s investments in stocks, bonds, and money market instruments have been set, the Fund uses fundamental research and analysis to determine which particular securities to purchase or sell.  The Fund selects investments in common stocks based on their potential for capital growth, current income or both.  The Fund considers, among other things, the issuer’s financial strength, management, earnings growth potential and history (if any) of paying dividends.  The Fund will normally diversify its stock holdings among stocks of large-, mid- and small-size companies.

The Fund selects individual investments in bonds by first considering the outlook for the economy and interest rates, and thereafter, a particular security’s characteristics.  The Fund will typically diversify its bond holdings among different types of bonds and other debt securities, including corporate bonds, U.S. Government securities and mortgage-backed securities.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio.

The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of securities that are not described in this prospectus.

Principal Risks:

You can lose money by investing in the Fund.  Any investment carries with it some level of risk.  Here are the principal risks of investing in the Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

Similarly, bond prices fluctuate in value with changes in interest rates, the economy and the financial conditions of companies that issue them.  In general, bonds decline in value when interest rates rise.  While stocks and bonds may react differently to economic events, there are times when stocks and bonds both may decline in value simultaneously.

Mid-Size and Small-Size Company Risk:

The market risk associated with stocks of mid-and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  The additional volatility associated with mid-to-small-size company stocks is attributable to a number of factors, including the fact that the earnings of such companies tend to be less predictable than those of larger, more established companies.  Mid-to-small-size company stocks are also not as broadly traded as stocks of larger companies.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Interest Rate Risk:

The market values of bonds and other debt securities are affected by changes in interest rates.  When interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Generally, the longer the maturity and duration of a debt security, the greater its sensitivity to interest rates.

Credit Risk:

This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed securities, the credit quality of the underlying mortgages.  Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer.  Such changes may weaken an issuer’s ability to make payments of principal or interest, or cause an issuer to fail to make timely payments of interest or principal.  Lower quality debt securities generally tend to be more sensitive to these changes than higher quality debt securities.  The lowest rating category of investment grade debt securities may have speculative characteristics.  While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payments of principal and interest.

Credit risk also applies to securities issued by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.  These securities are supported by the credit of the issuing agency, instrumentality or corporation.  For example, securities issued by the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), are not backed by the full faith and credit of the U.S. Government.

In September 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (“FHFA”) to manage their daily operations.  While the U.S. Treasury also entered into arrangements to support Fannie Mae and Freddie Mac, there is no guarantee that these arrangements will ensure that these entities will be able to honor their obligations.  Moreover, these arrangements do not alter the fact that the securities issued by Fannie Mae and Freddie Mac are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government.

Prepayment and Extension Risk:

The Fund is subject to prepayment and extension risk since it invests in mortgage-backed securities.  When interest rates decline, homeowners tend to refinance their mortgages.  This could cause a decrease in the Fund’s income and share price.  Extension risk is the flip side of prepayment risk.  Rising interest rates can cause the Fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments.  This will increase both the Fund’s sensitivity to rising interest rates and its potential for price declines.

Allocation Risk:

The Fund may allocate assets to investment classes that underperform other classes.  For example, the Fund may be overweighted in stocks when the stock market is falling and the bond market is rising.

Security Selection Risk:

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to the issuer’s financial condition or operations or changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

Who should consider buying the Total Return Fund?

The Total Return Fund may be used as a core holding of an investment portfolio.  While every investor should consider an asset allocation strategy that meets his or her own needs, the Fund can be used as a stand alone investment by an investor who does not want to make his or her own asset allocation decisions.  The Fund is intended for investors who:

■ Are seeking total return,

■ Want an investment that provides diversification among different asset classes,

■ Are willing to accept a moderate degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

EQUITY INCOME FUND

What are the Equity Income Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks total return.

Principal Investment Strategies:

The Fund invests, under normal market conditions, primarily in dividend-paying stocks of companies that the Fund believes are undervalued in the market relative to their long term potential.  The Fund may also invest in stocks of companies of any size that do not pay dividends, but have the potential of paying dividends in the future if they appear to be undervalued.

In selecting stocks, the Fund typically begins by identifying companies that pay dividends.  The Fund then analyzes companies that appear to be undervalued.  Under normal circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equities.  For purposes of this 80% test, equities may include common stock, preferred stock, equity-based ETFs and other instruments that are convertible into common stock, or other instruments that represent an equity position in an issuer.  The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.  The Fund generally uses a “bottom-up” approach to selecting investments.  This means that the Fund generally identifies potential investments through fundamental research and analysis  which includes, among other things, analyzing a company’s balance sheet, cash flow statements and competition within a company’s industry.

The Fund assesses whether management is implementing a reasonable corporate strategy and is operating in the interests of shareholders.  Other considerations include analysis of economic trends, interest rates and industry diversification.

The Fund normally will diversify its assets among dividend-paying stocks of large-, mid- and small-size companies.  Market capitalization is not an initial factor during the security selection process, but it is considered in assembling the total portfolio.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investment opportunities become more attractive.  The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of securities that are not described in this prospectus.

Principal Risks:

You can lose money by investing in the Fund.  Any investment carries with it some level of risk.  Here are the principal risks of investing in the Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund’s overall portfolio will be less volatile than the general stock market.  Depending upon market conditions, the income from dividend-paying stocks and other investments may not be sufficient to provide a cushion against general market downturns.

Undervalued Securities Risk:

The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions.  If these events do not occur, are delayed or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.  Moreover, value stocks may fall out of favor with investors and decline in price as a class.

Mid-Size and Small-Size Company Risk:

The market risk associated with stocks of mid-and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  The additional volatility associated with mid-to-small-size company stocks is attributable to a number of factors, including the fact that the earnings of such companies tend to be less predictable than those of larger, more established companies.  Mid-to-small-size company stocks are also not as broadly traded as stocks of larger companies.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Dividend Risk:

At times, the Fund may not be able to identify dividend-paying stocks that are attractive investments.  The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay.  Depending upon market conditions, the Fund may not have sufficient income to pay its shareholders regular dividends.

Security Selection Risk:

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to the issuer’s financial condition or operations or changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

Who should consider buying the Equity Income Fund?

The Equity Income Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio.  The Fund is intended for investors who:

■ Are seeking total return,

■ Are willing to accept a moderate degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

GROWTH & INCOME FUND

What are the Growth & Income Fund’s objectives, principal investment strategies and principal risks?

Objectives:

The Fund seeks long-term growth of capital and current income.

Principal Investment Strategies:

The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both.  The Fund primarily seeks to invest in common stocks of companies that have a history of paying dividends.  When the Fund cannot identify dividend-paying stocks that it finds attractive, it may invest in non-dividend paying stocks.   The Fund will normally diversify its stock holdings among stocks of large-, mid-, and small-size companies.

The Fund generally uses a “bottom-up” approach to selecting investments.  This means that the Fund generally identifies potential investments through fundamental research and analysis and thereafter focuses on other issues, such as economic trends, interest rates, industry diversification and market capitalization.  In deciding whether to buy or sell securities, the Fund considers, among other things, the issuer’s financial strength, management, earnings growth or potential earnings growth and history (if any) of paying dividends.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive.

The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objectives.  The Fund may also choose not to take defensive positions.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of securities that are not described in this prospectus.

Principal Risks:

You can lose money by investing in the Fund.  Any investment carries with it some level of risk.  Here are the principal risks of investing in the Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund’s overall portfolio will be less volatile than the general stock market.  Depending upon market conditions, the income from dividend-paying stocks and other investments may not be sufficient to provide a cushion against general market downturns.  Moreover, if the Fund cannot identify dividend-paying stocks that it believes have sufficient growth potential, it may have a substantial portion of its portfolio in non-dividend paying stocks.

Mid-Size and Small-Size Company Risk:

The market risk associated with stocks of mid-and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  The additional volatility associated with mid-to-small-size company stocks is attributable to a number of factors, including the fact that the earnings of such companies tend to be less predictable than those of larger, more established companies.  Mid-to-small-size company stocks are also not as broadly traded as stocks of larger companies.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Dividend Risk:

At times, the Fund may not be able to identify dividend-paying stocks that are attractive investments.  The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay.  Depending upon market conditions, the Fund may not have sufficient income to pay its shareholders regular dividends.

Security Selection Risk:

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to the issuer’s financial condition or operations or changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

Who should consider buying the Growth & Income Fund?

The Growth & Income Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio.  The Fund is intended for investors who:

■ Are primarily seeking an investment that offers the potential for growth with a modest amount of income,

■ Are willing to accept a moderate degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

GLOBAL FUND

What are the Global Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks long-term capital growth.

Principal Investment Strategies:

The Fund invests in a diversified portfolio of common stocks of companies that are located throughout the world.  While the Fund attempts to maintain broad country diversification, under normal market conditions, it must allocate assets to at least three countries, including the United States.

The Fund primarily invests in stocks of companies that are considered large to medium in size (measured by market capitalization).  The Fund may also invest (to a lesser degree) in smaller size companies when it views them as attractive alternatives to the stocks of larger or more established companies.

The foreign securities that the Fund purchases are typically denominated in foreign currencies and traded in foreign securities markets.  Although the Fund primarily invests in securities that trade in larger or more established markets, it also may invest a significant amount in less-developed or emerging markets where management believes there is significant opportunity for growth of capital.

The Fund uses fundamental research and analysis to identify prospective investments.  Security selection is based on any one or more of the following characteristics: profitability; earnings growth; strong possibility of price-to-earnings multiple expansion (or increases in other similar valuation measures); hidden or unappreciated value; and/or quality management.

Once the purchase candidates for the Fund are identified, the portfolio construction process begins.  In this phase, many factors are considered in creating a total portfolio of securities for the Fund, including: (1) regional and country allocation, (2) industry and sector allocation, (3) company size and (4) in the case of foreign securities, foreign currency exposure and the risks of trading and maintaining securities and cash in foreign countries.  The total risk of the Fund is monitored at this point in the portfolio construction process.

Every company in the portfolio is monitored to ensure its fundamental attractiveness.  A stock may be sold if in the portfolio manager’s opinion: its downside risk equals or exceeds its upside potential; it suffers from a decreasing trend of earnings growth or suffers an earnings disappointment; or it experiences excessive valuations.

The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

The Fund may engage in active and frequent trading, which may result in high portfolio turnover.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of securities that are not described in this prospectus.

Principal Risks:

You can lose money by investing in the Fund.  Any investment carries with it some level of risk.  Here are the principal risks of investing in the Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

Foreign Securities Risk:

There are special risk factors associated with investing in foreign securities.  Some of these factors are also present when investing in the United States but are heightened when investing in non-U.S. markets, especially in smaller, less-developed or emerging markets.  For example, fluctuations in the exchange rates between the U.S. dollar and foreign currencies may have a negative impact on investments denominated in foreign currencies by eroding or reversing gains or widening losses from those investments.  The risks of investing in foreign securities also include potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s balance sheet and operations and less stringent regulation and supervision of foreign securities markets, custodians and securities depositories.  Funds that invest in foreign securities are also subject to higher commission rates on portfolio transactions, potentially adverse changes in tax and exchange control regulations and potential restrictions on the flow of international capital.  Many foreign countries impose withholding taxes on income and gains from investments in such countries, which the Fund may not recover.

Emerging Markets Risk:

The risks of investing in foreign securities are heightened when the securities are traded in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.

Liquidity Risk:

The Fund is also susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.  As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.

Mid-Size and Small-Size Company Risk:

The market risk associated with stocks of mid-and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  The additional volatility associated with mid-to-small-size company stocks is attributable to a number of factors, including the fact that the earnings of such companies tend to be less predictable than those of larger, more established companies.  Mid-to-small-size company stocks are also not as broadly traded as stocks of larger companies.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Security Selection Risk:

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to the issuer’s financial condition or operations or changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

High Portfolio Turnover Risk:

Portfolio turnover is a measure of the Fund’s trading activity over a one-year period.  High portfolio turnover could increase the Fund’s transaction costs and produce taxable distributions to shareholders and possibly have a negative impact on its performance.

Who should consider buying the Global Fund?

The Global Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio.  The Fund is intended for investors who:

■ Are seeking significant growth of capital,

■ Want exposure to investments in both U.S. and foreign companies,

■ Are willing to accept a moderate degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SELECT GROWTH FUND

What are the Select Growth Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks long-term growth of capital.

Principal Investment Strategies:

The Fund invests in a portfolio of approximately 40-45 common stocks that the Fund’s subadviser, Smith Asset Management Group, L.P. (“Smith”), believes offers the best potential for earnings growth with the lowest risk of negative earnings surprises. The Fund is managed by an investment team.

When selecting investments for the Fund, Smith employs quantitative and qualitative analysis to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations.  The security selection process consists of three steps.  Beginning with a universe of stocks that includes large-, mid- and small-size companies, Smith’s investment team first conducts a series of risk control and valuation screens designed to eliminate those stocks that are highly volatile or are more likely to underperform the market.  Smith considers four primary factors when conducting the risk control and valuation screens.  Those factors are: valuation, financial quality, stock volatility and corporate governance.

Stocks that pass the initial screens are then evaluated using a proprietary methodology that attempts to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations.  In other words, the investment team seeks to identify stocks that are well positioned to benefit from a positive earnings surprise.    The process incorporates the following considerations: changes in Wall Street opinions, individual analysts’ historical accuracy, earnings quality analysis and corporate governance practices.

The screening steps produce a list of approximately 80-100 eligible companies that are subjected to traditional fundamental analysis to further understand each company’s business prospects, earnings potential, strength of management and competitive positioning.  The investment team uses the results of this analysis to construct a portfolio of approximately 40-45 stocks that are believed to have the best growth and risk characteristics.

Holdings in the portfolio become candidates for sale if the investment team identifies what they believe to be negative investment or performance characteristics.  Reasons to sell a stock may include: a negative earnings forecast or report, valuation concerns, company officials’ downward guidance on company performance or earnings or announcement of a buyout.  When a stock is eliminated from the portfolio, it is generally replaced with the stock that the investment team considers to be the next best stock that has been identified by Smith’s screening process.

The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of securities that are not described in this prospectus.

Principal Risks:

You can lose money by investing in the Fund.  Any investment carries with it some level of risk.  Here are the principal risks of investing in the Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles, with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

Mid-Size and Small-Size Company Risk:

The market risk associated with stocks of mid-and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  The additional volatility associated with mid-to-small-size company stocks is attributable to a number of factors, including the fact that the earnings of such companies tend to be less predictable than those of larger, more established companies.  Mid-to-small-size company stocks are also not as broadly traded as stocks of larger companies.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Growth Stock Risk:

The Fund’s focus on growth stocks increases the potential volatility of its share price.  Growth stocks are stocks of companies which are expected to increase their revenues or earnings at above average rates.  If expectations are not met, the prices of these stocks may decline significantly.

Limited Holdings Risk:

Because the Fund generally invests in a limited portfolio of only 40 to 45 stocks, it may be more volatile than other funds whose portfolios may contain a larger number of securities.  The performance of any one of the Fund’s stocks could significantly impact the Fund’s performance.

Security Selection Risk:

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to the issuer’s financial condition or operations or changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

Who should consider buying the Select Growth Fund?

The Select Growth Fund may be used as a core holding of an investment portfolio or as a base on which to build a portfolio.  The Fund is intended for investors who:

■ Are seeking growth of capital,

■ Are willing to accept a moderate degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

OPPORTUNITY FUND

What are the Opportunity Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks long-term capital growth.

Principal Investment Strategies:

The Fund invests primarily in mid- and small-size companies that the Fund’s Adviser believes offer strong growth opportunities.  The Fund may continue to hold stocks of mid- and small-size companies that grow into large companies and may also invest opportunistically in stocks of larger companies.

The Fund uses a “bottom-up” approach to selecting investments.  The Fund uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced.  The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.

The Fund may sell a stock if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive.  The Fund may also sell a stock if it grows into a large, well-established company, although it may also continue to hold such a stock irrespective of its size.

The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of securities that are not described in this prospectus.

Principal Risks:

You can lose money by investing in the Fund.  Any investment carries with it some level of risk.  Here are the principal risks of investing in the Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

Mid-Size and Small-Size Company Risk:

The market risk associated with stocks of mid-and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  The additional volatility associated with mid-to-small-size company stocks is attributable to a number of factors, including the fact that the earnings of such companies tend to be less predictable than those of larger, more established companies.  Mid-to-small-size company stocks are also not as broadly traded as stocks of larger companies.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Security Selection Risk:

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to the issuer’s financial condition or operations or changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

Who should consider buying the Opportunity Fund?

The Opportunity Fund is most appropriately used to add diversification to an investment portfolio.  The Fund is intended for investors who:

■ Are seeking significant growth of capital,

■ Want exposure to investments in mid-and small-size companies,

■ Are willing to accept higher than average investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SPECIAL SITUATIONS FUND

What are the Special Situations Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks long-term growth of capital.

Principal Investment Strategies:

The Fund primarily invests in common stocks of smaller size companies that have a new product or service, are in a position to benefit from some change in the economy, industry transformation, new law, new regulation or new technology, or are experiencing some other “special situation” that makes them undervalued relative to their long-term potential.  Although the Fund normally invests in stocks of smaller size companies, the Fund may also invest in stocks of mid-size or large companies.

In selecting stocks, the Fund relies on fundamental and quantitative analysis.  It screens potential investments to identify companies that have strong financial and managerial characteristics, including healthy balance sheets, a strong management team, solid market share positions and improving business fundamentals.  The Fund then attempts to identify companies that are undervalued by the market or are undergoing some special situation (such as reorganization or divestiture of a business unit) that creates a short-term dislocation between their stock price and underlying value.  The Fund may emphasize certain industry sectors based on economic and market conditions.

The Fund may sell a stock if it becomes fully valued, it appreciates in value to the point that it is no longer a small-size company stock, its fundamentals have deteriorated or alternative investments become more attractive.

The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.  The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of securities that are not described in this prospectus.

Principal Risks:

You can lose money by investing in the Fund.  Any investment carries with it some level of risk.  Here are the principal risks of investing in the Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

Small-Size and Mid-Size Company Risk:

The market risk associated with stocks of small- and mid-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of small- and mid-size companies tend to experience sharper price fluctuations.  The additional volatility associated with small-to-mid-size company stocks is attributable to a number of factors, including the fact that the earnings of such companies tend to be less predictable than those of larger, more established companies.  Small-to-mid-size company stocks are also not as broadly traded as stocks of larger companies.  At times, it may be difficult for the Fund to sell small-to-mid-size company stocks at reasonable prices.

Undervalued Security Risk:

The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions.  If these events do not occur, are delayed or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.  Moreover, value stocks may fall out of favor with investors and decline in price as a class.

Sector Risk:

To the extent the Fund invests a significant portion of its assets in one or more sectors or industries at any time, the Fund will face a greater risk of loss due to factors affecting a single sector or industry than if the Fund always maintained wide diversity among the sectors and industries in which it invests.

Security Selection Risk:

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to the issuer’s financial condition or operations or changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

Who should consider buying the Special Situations Fund?

The Special Situations Fund is most appropriately used to add diversification to an investment portfolio.  The Fund is intended for investors who:

■ Are seeking significant growth of capital,

■ Want exposure to investments in small-size companies,

■ Are willing to accept a high degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INTERNATIONAL FUND

What are the International Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund primarily seeks long-term capital growth.

Principal Investment Strategies:

The Fund primarily invests in a portfolio of common stocks and other equity securities of companies that are located outside of the United States.  To a limited degree, the Fund may also invest in companies based in the United States.

The Fund typically invests in the securities of medium to large size companies, but will also invest in smaller companies.  The Fund’s holdings may be limited to the securities of 40 to 60 different issuers.  The Fund may invest significantly in emerging or developing markets such as India and Brazil, and may focus its investments in companies located in or tied economically to particular countries or regions.

The subadviser selects investments for the Fund generally by screening a universe of stocks that meet its “quality growth” criteria, which include high return on equity and low to moderate leverage, among others.  The subadviser then further narrows that universe by using a bottom-up stock and business analysis approach.  The subadviser makes its assessments by examining companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria.

The subadviser seeks to invest in companies whose businesses are highly profitable, have consistent operating histories and financial performance and enjoy possible long-term economic prospects.  The subadviser’s investment process also considers a company’s intrinsic value relative to its earnings power and market price.  The subadviser believes that investing in these securities at a price that is below their intrinsic worth may generate greater returns for the Fund than those obtained by paying premium prices for companies currently in market favor.

In determining which portfolio securities to sell, the subadviser focuses on the operating results of the companies, and not price quotations, to measure the potential success of an investment.  In making sell decisions, the subadviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the subadviser’s opinion, there has been a loss of long-term competitive advantage.

The Fund may enter into spot currency trades (i.e., for cash at the spot rate prevailing in the foreign currency market) in connection with the settlement of transactions in securities traded in foreign currency.

The Fund reserves the right to take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report, and information concerning the

Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of securities that are not described in this prospectus.

Principal Risks:

You can lose money by investing in the Fund.  Any investment carries with it some level of risk.  Here are the principal risks of investing in the Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

Foreign Securities Risk:

There are special risk factors associated with investing in foreign securities.  Some of these factors are also present when investing in the United States but are heightened when investing in non-U.S. markets, especially in smaller, less-developed or emerging markets.  For example, fluctuations in the exchange rates between the U.S. dollar and foreign currencies may have a negative impact on investments denominated in foreign currencies by eroding or reversing gains or widening losses from those investments.  The risks of investing in foreign securities also include potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s balance sheet and operations and less stringent regulation and supervision of foreign securities markets, custodians and securities depositories.  Funds that invest in foreign securities are also subject to higher commission rates on portfolio transactions, potentially adverse changes in tax and exchange control regulations and potential restrictions on the flow of international capital.  The use of spot transactions does not reduce or eliminate these risks.  Many foreign countries impose withholding taxes on income and gains from investments in such countries, which the Fund may not recover.  To the extent the Fund invests a significant portion of its assets in securities of a single country or region at any time, it is more likely to be affected by events or conditions of that country or region.  As a result, it may be more volatile than a more geographically diversified fund.

Emerging Markets Risk:

The risks of investing in foreign securities are heightened when the securities are traded in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.

Liquidity Risk:

The Fund is also susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.  As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.

Mid-Size and Small-Size Company Risk:

The market risk associated with stocks of mid-and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  The additional volatility associated with mid-to-small-size company stocks is attributable to a number of factors, including the fact that the earnings of such companies tend to be less predictable than those of larger, more established companies.  Mid-to-small-size company stocks are also not as broadly traded as stocks of larger companies.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Limited Holdings Risk:

The Fund’s assets may be invested in a limited number of issuers.  This means that the Fund’s performance may be substantially impacted by the change in value of even a single holding.  The price of a share of the Fund can therefore be expected to fluctuate more than a fund that invests in substantially more companies.  Moreover, the Fund’s share price may decline even when the overall market is increasing.  Accordingly, an investment in the Fund may therefore entail greater risks.

Security Selection Risk:

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to the issuer’s financial condition or operations or changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

Who should consider buying the International Fund?

The International Fund is most appropriately used to add diversification to an investment portfolio.  The Fund is intended for investors who:

■ Are seeking capital growth,
■ Want exposure to investments in foreign companies,

■ Are willing to accept a high degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND MANAGEMENT IN GREATER DETAIL

The Adviser.

First Investors Management Company, Inc. (“FIMCO” or “Adviser”) is the investment adviser to each Fund.  FIMCO has been the investment adviser to the First Investors Family of Funds since 1965.  Its address is 55 Broadway, New York, NY 10006.  As of September 30, 2012, FIMCO served as investment adviser to 37 mutual funds or series of funds with total net assets of approximately $8.0 billion.  FIMCO supervises all aspects of each Fund's operations.

For the fiscal year ended September 30, 2012, FIMCO received advisory fees (net of any applicable waiver) as follows: 0.55% of average daily net assets for Government Fund; 0.55% of average daily net assets for Investment Grade Fund; 0.70% of average daily net assets for Fund For Income; 0.74% of average daily net assets for Total Return Fund, Equity Income Fund and Opportunity Fund; 0.75% of average daily net assets for Select Growth Fund; 0.80% of average daily net assets for Special Situations Fund; 0.70% of average daily net assets for Growth & Income Fund; 0.95% of average daily net assets for Global Fund; and 0.98% of average daily net assets for International Fund.  FIMCO did not receive any advisory fees from the Cash Management Fund and International Opportunities Bond Fund.

During the fiscal year ended September 30, 2012, the Adviser waived advisory fees for the: Cash Management Fund in the amount of 0.50%; Government Fund in the amount of 0.11%; Investment Grade Fund in the amount of 0.11%; International Opportunities Bond Fund in the amount of 0.75%; Fund For Income in the amount of 0.03%; Global Fund in the amount of 0.02%; and Special Situations Fund in the amount of 0.10%.  These waivers are not reflected in the Annual Fund Operating Expenses tables, which are located in “The Funds Summary Section” of this prospectus.  During the fiscal year ended September 30, 2012, the Adviser also reimbursed other expenses for the Cash Management Fund to prevent a negative yield on the Fund’s shares.  There is no guarantee that the Cash Management Fund will maintain a positive net yield.  In addition, during the fiscal year ended September 30, 2012, the International Opportunities Bond Fund reimbursed expenses.  The above waivers and/or expense reimbursements are voluntary and may be discontinued at any time by FIMCO without notice, except for the International Opportunities Bond Fund, which is contractual and may be terminated or amended with the approval of the Fund’s Board of Trustees.

The Total Return Fund is managed by Edwin D. Miska and Clark D. Wagner.  They jointly decide what portion of the Fund’s assets should be allocated to stocks, bonds and cash.  Mr. Miska is primarily responsible for managing the Fund’s investments in stocks and Mr. Wagner is primarily responsible for managing the Fund’s investments in bonds and cash.  Mr. Miska has served as Portfolio Manager of the Fund since 2002 and Mr. Wagner has served as Portfolio Manager of the Fund since 2001.

Mr. Miska has served as Director of Equities and as Portfolio Manager of the Growth & Income Fund since 2002 and as Co-Portfolio Manager of the Opportunity Fund since 2007.  Mr. Miska also serves as a Portfolio Manager for another First Investors Fund and joined FIMCO in 2002 as a Portfolio Manager.

Mr. Wagner has served as Director of Fixed Income since 2001.  He serves as Co-Portfolio Manager of the Government Fund and has served as Portfolio Manager or Co-Portfolio Manager of the Fund since 1995.  He also serves as Co-Portfolio Manager of the Investment Grade Fund and has served as Portfolio Manager or Co-Portfolio Manager of the Fund since 2007.  He also serves as a Portfolio Manager and Co-Portfolio Manager for certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

Rajeev Sharma has served as the Co-Portfolio Manager of the Investment Grade Fund since 2009 and also serves as a Co-Portfolio Manager of another First Investors Fund.  Mr. Sharma joined FIMCO in July 2009 and prior to joining FIMCO, Mr. Sharma was a Vice-President and Senior Corporate Credit Analyst at Lazard Asset Management, LLC (2005-2009) and Associate Director, Corporate Ratings at Standard & Poor’s Ratings Services (2002-2005).

Rodwell Chadehumbe has served as Co-Portfolio Manager of the Government Fund since December 2012 and serves as Co-Portfolio Manager of other First Investors Funds.  Prior to joining FIMCO in 2012, Mr. Chadehumbe served as Portfolio Manager at Fifth Third Asset Management, Inc. (2008-2012) and at Fifth Third Private Bank (2006-2008).

Steven S. Hill serves as Co-Portfolio Manager of the Opportunity Fund and has served as either Portfolio Manager or Co-Portfolio Manager of the Fund since 2004.  Mr. Hill joined FIMCO in 2002 as an equity analyst.

Sean Reidy has served as Portfolio Manager of the Equity Income Fund since 2011 and also serves as Portfolio Manager of another First Investors Fund.  Prior to joining FIMCO in 2010, Mr. Reidy was a proprietary trader at First New York Securities (2008-2010) and served as Co-Portfolio Manager and Research Director at Olstein Capital Management (1996-2007).

Douglas R. Waage has worked with Mr. Miska as the Assistant Portfolio Manager of the Growth & Income Fund since January 2013 and serves in the same capacity as an Assistant Portfolio Manager of another First Investors Fund.  Mr. Waage joined FIMCO in 2005 as an equity analyst.

The Subadvisers.

Wellington Management Company, LLP (“Wellington Management”) serves as the investment subadviser of the Global Fund.  Wellington Management has discretionary trading authority over all of the Fund's assets, subject to continuing oversight and supervision by FIMCO and the Fund’s Board of Trustees.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, MA 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of September 30, 2012, Wellington Management had investment management authority with respect to approximately $748 billion in assets.

The Global Fund is managed by a team of investment professionals.  Nicolas M. Choumenkovitch, Senior Vice President and Equity Portfolio Manager of Wellington Management, joined Wellington Management as an investment professional in 1995.  Mr. Choumenkovitch has served as a Portfolio Manager for the international equity portion of the Fund since 2007 and has been involved in portfolio management and securities analysis for the international equity portion of the Fund since 2000.  Matthew E. Megargel, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, joined Wellington Management as an investment professional in 1983.  Mr. Megargel has served as a Portfolio Manager for the U.S. equity portion of the Fund since 2000.  Jeffrey L. Kripke, Vice President and Equity Portfolio Manager of Wellington Management, joined Wellington Management as an investment professional in 2001.  Mr. Kripke has served as a Portfolio Manager for the U.S. equity portion of the Fund since 2006 and has been involved in portfolio management and securities analysis for the U.S. equity portion of the Fund since 2001.  Francis J. Boggan, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, joined Wellington Management as an investment professional in 2001.  Mr. Boggan has served as a Portfolio

Manager for the U.S. equity portion of the Fund since 2006.  Tara Connolly Stilwell, CFA, Vice President and Equity Portfolio Manager of Wellington Management, joined Wellington Management as an investment professional in 2008.  Ms. Stilwell has been involved in portfolio management and securities analysis for the international equity portion of the Fund since 2010.  Prior to joining Wellington Management, Ms. Stilwell was an investment professional with Goldman Sachs Asset Management International (1997-2007).

Paradigm Capital Management, Inc. (“Paradigm Capital Management”) serves as subadviser of the Special Situations Fund.  Paradigm Capital Management has discretionary trading authority over all of the Fund’s assets, subject to continuing oversight and supervision by FIMCO and the Fund’s Board of Trustees.  Paradigm Capital Management is located at Nine Elk Street, Albany, NY 12207.

Paradigm Capital Management is an investment management firm that provides investment services to high net worth individuals, pension and profit sharing plans, investment companies, and other institutions.  As of September 30, 2012, Paradigm Capital Management held investment management authority with respect to approximately $2.1 billion in assets.

Jonathan S. Vyorst, Senior Vice President, and Jason V. Ronovech, CFA and Senior Vice President, of Paradigm Capital Management, have served as Co-Portfolio Managers of the Special Situations Fund since 2007.  Messrs. Vyorst and Ronovech also serve as Co-Portfolio Managers for another First Investors Fund.  Mr. Vyorst joined Paradigm Capital Management in 2007 as a Portfolio Manager.  Mr. Ronovech joined Paradigm Capital Management in 2000 as an equity analyst and has served as Portfolio Manager for Paradigm Funds Advisor LLC (affiliate of Paradigm Capital Management) since 2005.

Vontobel Asset Management, Inc. (“Vontobel”), serves as the investment subadviser of the International Fund.  Vontobel has discretionary trading authority over all of the Fund’s assets, subject to continuing oversight and supervision by FIMCO and the Fund’s Board of Trustees.  Vontobel is located at 1540 Broadway, New York, NY 10036.  Vontobel is a wholly-owned and controlled subsidiary of Vontobel Holding AG, a Swiss bank holding company, having its registered offices in Zurich, Switzerland.  Vontobel acts as the subadviser to five series of a Luxembourg investment fund that accepts investments from non-U.S. investors only and that was organized by an affiliate of Vontobel.

Vontobel has provided investment advisory services to mutual fund clients since 1990.  As of September 30, 2012, Vontobel managed approximately $32 billion in assets.

Rajiv Jain, Managing Director and Portfolio Manager – International Equities for Vontobel, has served as Portfolio Manager of the International Fund since 2006 and also serves as a Portfolio Manager for another First Investors Fund.  Mr. Jain joined Vontobel in 1994 as an equity analyst and associate manager of its international equity portfolios.

Smith Asset Management Group, L.P. (“Smith”) serves as the investment subadviser of the Select Growth Fund.  Smith has discretionary trading authority over all of the Fund’s assets, subject to continuing oversight and supervision by FIMCO and the Fund’s Board of Trustees.  Smith is located at 100 Crescent Court, Suite 1150, Dallas, TX 75201.  Smith is an investment management firm that provides investment services to a diverse list of clients including public funds, endowments, foundations, corporate pension and multi-employer plans.  As of September 30, 2012, Smith held investment management authority with respect to approximately $2.3 billion in assets.

The Select Growth Fund is managed by a team of investment professionals who have an equal role in managing the Fund, including the following: Stephen S. Smith, CFA, Chief Executive Officer and Chief Investment Officer

of Smith (1995 to present); John D. Brim, CFA, a Portfolio Manager of Smith (1998 to present); and Eivind Olsen, CFA, a Portfolio Manager of Smith, who joined Smith in 2008 and prior thereto served as a Portfolio Manager with Brazos Capital Management/John McStay Investment Counsel (1998-2008).  Each investment professional has served as a Portfolio Manager of the Fund since 2007, except for Mr. Olsen, who has served as a Portfolio Manager since 2009.  The same team of investment professionals also manage another First Investors Fund.

Muzinich & Co., Inc. (“Muzinich”) serves as the investment subadviser of the Fund For Income.  Muzinich has discretionary trading authority over all of the Fund’s assets, subject to continuing oversight and supervision by FIMCO and the Fund’s Board of Trustees.  Muzinich is located at 450 Park Avenue, New York, NY 10022.  Muzinich is an institutional asset manager specializing in high yield bond portfolio and other credit-oriented strategies.  As of September 30, 2012, Muzinich managed approximately $19.5 billion in assets.

The Fund For Income is managed by a team of investment professionals who have active roles in managing the Fund, including the following:  Dennis V. Dowden, Portfolio Manager, who joined Muzinich in 2001; Clinton Comeaux, Portfolio Manager, who joined Muzinich in 2006; and Bryan Petermann, Portfolio Manager, who joined Muzinich in 2010 and prior thereto served as Managing Director, Head of High Yield, at Pinebridge Investments (f/k/a AIG Investments), for the last 5 years of his tenure (2000-2010).  Each investment professional has been a Portfolio Manager of the Fund since 2009, except for Mr. Petermann who has served as Portfolio Manager since 2010.  The same team of investment professionals also manages another First Investors Fund.

Brandywine Global Investment Management, LLC (“Brandywine Global”) serves as the investment subadviser of the International Opportunities Bond Fund.  Brandywine Global has discretionary trading authority over all of the Fund’s assets, subject to continuing oversight and supervision by FIMCO and the Fund’s Board of Trustees.  Brandywine Global is a limited liability company with principal offices at 2929 Arch Street, Philadelphia, PA 19104.  Brandywine Global acts as adviser or subadviser to individuals, public funds, company, pensions and profit sharing plans, Taft-Hartley Plans, endowments and foundations, as well as to investment portfolios.  As of September 30, 2012, Brandywine Global held investment management authority with respect to approximately $41.2 billion in assets.

The International Opportunities Bond Fund is managed by a team of investment professionals who have active roles in managing the Fund.  Stephen S. Smith has served as Managing Director of Brandywine Global since 1991, and has served as Portfolio Manager of the Fund since the Fund’s inception in 2012.  He joined Brandywine Global in 1991.  David F. Hoffman, CFA, has served as Managing Director of Brandywine Global since 1995, and has served as Portfolio Manager of the Fund since the Fund’s inception in 2012.  He joined Brandywine Global in 1995.  John P. McIntyre, CFA, has served as Portfolio Manager/Senior Research Analyst since the Fund’s inception in 2012.  He served as Associate Portfolio Manager/ Senior Research Analyst (2006-2012) and joined Brandywine Global in 1998.  Brian R. Hess has served as Associate Portfolio Manager/Senior Research Analyst of the Fund since the Fund’s inception in 2012 and joined Brandywine Global in 2003.

Other Information.

Descriptions of the factors considered by the Board of Trustees in approving the foregoing Advisory and Subadvisory Agreements are available in the Fund’s Annual Report to shareholders for the fiscal year ending September 30, 2012.

Except for the Cash Management Fund, the Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in a Fund.

The Funds have received an exemptive order from the Securities and Exchange Commission (“SEC”), which permits FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of the Funds’ shareholders but subject to the approval of the Funds’ Board of Trustees and certain other conditions.  FIMCO has ultimate responsibility, subject to oversight by the Funds’ Board of Trustees, to oversee the subadvisers and recommend their hiring, termination and replacement.  In the event that a subadviser is added or modified, the prospectus will be supplemented.

The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940.  First Investors Income Funds and First Investors Equity Funds, on behalf of each of their respective Funds, have claimed an exemption from registration with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator under the Commodity Exchange Act (“CEA”) and the Adviser is exempt from registration as a commodity trading advisor under CFTC Regulation 4.14(a)(8).

The following is information about the indices that are used by the Funds in the Average Annual Total Returns table as benchmarks for their performance, which is located in the “The Funds Summary Section” of this prospectus:

■ The BofA Merrill Lynch GNMA Master Index is a market capitalization-weighted index, including generic-coupon GNMA mortgages, with at least $150 million principal amounts outstanding.

■ The Citigroup Government/Mortgage Index is an unmanaged index that is a combination of the Citigroup U.S. Government Index and the Citigroup Mortgage Index.  The Government Index tracks the performance of the U.S. Treasury and U.S. Government-sponsored indices within the Citigroup U.S. Broad Investment Grade Bond Index.  The Mortgage Index tracks the performance of the mortgage component of the Citigroup U.S. Broad Investment Grade Bond Index, comprising 30- and 15-year GNMA, FNMA and FHLMC pass-throughs and FNMA and FHLMC balloon mortgages.

■ The BofA Merrill Lynch U.S. Corporate Master Index includes publicly-issued, fixed-rate, non-convertible investment grade dollar-denominated, SEC-registered corporate debt having at least one year to maturity and an outstanding par value of at least $250 million.

■ The BofA Merrill Lynch BB-B US Cash Pay High Yield Constrained Index (“BofA Merrill Lynch Index”) contains all securities in the BofA Merrill Lynch US Cash Pay High Yield Index rated BB1 through B3, based on an average of Moody’s Investment Service, Inc., Standard & Poors Ratings Services and Fitch Ratings, but caps issuer exposure at 2%.

■ The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries.

■ The BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index tracks the performance of U.S. dollar-denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury quasi-government, corporate and residential mortgage pass-through securities.

■ The Morgan Stanley Capital International All Country World Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging market country indices.  The index consists of 45 country indices, including 24 developed and 21 emerging market country indices.

■ The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization).

■ The S&P Mid-Cap 400 Index is an unmanaged capitalization-weighted index of 400 stocks designed to measure the performance of the mid-range sector of the U.S. stock market.

■ The Russell 2000 Index consists of the smallest 2,000 companies in the Russell 3000 Index (which represents approximately 98% of the investable U.S. equity market).

■ The Morgan Stanley Capital International EAFE Index (Gross) and the Morgan Stanley Capital International EAFE Index (Net) are free float-adjusted market capitalization indices that measure developed foreign market equity performance, excluding the U.S. and Canada.  The Morgan Stanley Capital International EAFE Index (Gross) is calculated on a total-return basis with maximum possible dividend reinvestment (before taxes).  The Morgan Stanley Capital International EAFE Index (Net) is calculated on a total-return basis with net dividends reinvested after deduction of foreign withholding taxes.  These indices are unmanaged and not available for direct investment.

■ The Citigroup World Government Bond ex-U.S. Index encompasses an all-inclusive universe of institutionally traded bonds, including all fixed-rate bonds with remaining maturities of one year or longer with amounts outstanding of at least the equivalent of $25 million.

A description of “Prior Performance of Similar Accounts Managed By Brandywine Global” is shown below.

Prior Performance of Similar Accounts Managed by Brandywine Global

The performance shown below consists of Brandywine Global’s International Opportunistic Fixed Income Composite (“Composite”), which is a composite of accounts managed by Brandywine Global that have investment objectives, policies and strategies substantially similar to those of the Fund.  The inception date of the Composite is October 1, 2000.  The bar chart of the Composite shows the total annual returns from year to year over the past ten calendar years.  The Composite includes all fully discretionary, fee-paying, actively managed International Opportunistic Fixed Income accounts with flexible country, yield and/or credit quality mandates.  The performance information for the Composite has been provided by Brandywine Global and relates to the historical performance of all accounts similarly managed by Brandywine Global, as measured against a broad-based index.

Performance information for the International Opportunities Bond Fund (“Fund”) has not been provided because the Fund commenced operations on August 20, 2012, and does not have a full calendar year of performance.  The performance of the Composite does not represent the historical performance of the Fund and should not be considered indicative of future performance of the Fund.  Brandywine Global has prepared and presented this report in compliance with the Global Investment Performance Standards (GIPS).  Portfolios are valued daily on a trade date basis and include dividends and interest as well as all realized and unrealized capital gains and losses.  Return calculations at the portfolio level are time-weighted to account for periodic contributions and withdrawals.  Performance results are calculated on a before tax, total return basis and performance would have been lower if taxes were included.  The Composite returns consist of size-

weighted portfolio returns using beginning of period values to weight the portfolio returns.  Net of fee returns reflect the deduction of trading expenses and the highest investment management fees charged within the composite membership.  The Fund’s expenses are higher than the expenses used to calculate the performance of the Composite.  Therefore, if the Composite had included the Fund’s expenses, the performance of the Composite would be lower.  Certain restrictions imposed by law on registered investment companies, such as the Fund, are not applicable to accounts included in the Composite and may have adversely affected the performance of the Composite had they been applicable.

The performance of the Composite shown below is based on calculations that are different than the standardized method of calculations required by the SEC that will be used to calculate the Fund’s performance.  The method of calculating performance of the Composite will result in an average annual total return for the Composite that will be higher than that derived from the SEC’s standardized methodology.

Brandywine Global’s Historical Performance International Opportunistic Fixed Income Composite

Calendar Year Returns Years Ended December 31

During the periods shown, the highest quarterly return was 10.73% (for the quarter ended September 30, 2010) and the lowest quarterly return was -3.83% (for the quarter ended March 31, 2009).

Average Annual Total Returns For Periods Ended December 31, 2012
	1 Year	5 Years	10 Years
Brandywine Global’s International Opportunistic Fixed Income Composite (net of fees before taxes)	15.95%	8.00%	9.10%
Citigroup World Government Bond ex-U.S. Index (reflects no deduction for fees, expenses or taxes)	1.51%	5.23%	6.38%

SHAREHOLDER INFORMATION

How and when do the Funds price their shares?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open (“Business Day”).  Shares of each Fund will not be priced on the days on which the NYSE is closed for trading, such as on most national holidays and Good Friday.  In the event that the NYSE closes early, the share price will be determined as of the time of the closing.  To calculate the NAV, each Fund first values its assets, subtracts its liabilities and then divides the balance, called net assets, by the number of shares outstanding.  The prices or NAVs of each share class will generally differ because they have different expenses.

Each Fund, except for the Cash Management Fund, generally values its investments based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, “current market values”).  Debt obligations with maturities of 60 days or less are valued at amortized cost.

If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Funds under procedures that have been approved by the Board of Trustees of the Funds.  The Funds may fair value a security due to, among other things, the fact that: (a) a pricing service does not offer a current market value for the security; (b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the close of trading on the NYSE, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information.  In such cases, the Fund’s investment adviser will price the security based upon its estimate of the security’s market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; general market movements; sector movements; or movements of similar securities.

Foreign securities are generally priced based upon their market values as of the close of foreign markets in which they principally trade (“closing foreign market prices”).  Foreign securities may be priced based upon fair value estimates (rather than closing foreign market prices) provided by a pricing service when price movements in the U.S. subsequent to the closing of foreign markets have exceeded a pre-determined threshold, when foreign markets are closed regardless of movements in the U.S. markets, or when a particular security is not trading at the close of the applicable foreign market.  The pricing service, its methodology or threshold may change from time to time.  Foreign securities may also be valued at fair value prices as determined by the investment adviser in the event that current market values or fair value estimates from a pricing service are not available.

In the event that a security, domestic or foreign, is priced using fair value pricing, a Fund’s value for that security is likely to be different than the security’s last reported market sale price or quotation.  Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices.  Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value.  Finally, the use of fair value pricing for one or more securities held by a Fund could cause a Fund’s net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Because foreign markets may be open for trading on days that the U.S. markets are closed, the values of securities held by the Funds that trade in markets outside the United States may fluctuate on days that Funds are not open for business and may result in a Fund’s portfolio investment being affected on days when shareholders are unable to purchase or redeem shares.

The Cash Management Fund values its assets using the amortized cost method which is intended to permit the Fund to maintain a stable $1.00 per share for each class of shares.  The NAV of the Cash Management Fund could nevertheless decline below $1.00 per share.

How do I open an account?

You can open an account through a representative of the Funds’ principal underwriter, First Investors Corporation, or  any other financial intermediary that is authorized to sell the Funds (collectively, your “Representative”).  It is generally our policy to only open accounts for U.S. citizens or resident aliens.  Accounts may be established in a variety of different registration options, including individual, joint and trust registrations.  Your Representative will help you complete the necessary paperwork.  Please contact your Representative for more information on how to open an account.

The Funds offer several different share classes.  Not all Funds offer each share class.  Each share class has its own investment eligibility criteria, fees, expenses and other features.  Not all shares classes may be available to you.  When deciding which share class to invest in, you should consider the amount you plan to invest, the fees and expenses for each share class and any sales charge discounts or waivers which may be available to you.  Your Representative can assist you in determining which share classes are available to you.  Moreover, you should consider any other fees and/or charges your Representative may charge you in addition to the fees and/or charges disclosed in this prospectus.  The various types of registrations and additional information about sales charge waivers and discounts (discussed below) are described in the Funds’ Statement of Additional Information (“SAI”). The SAI is available free of charge by calling 1 (800) 423-4026, by visiting our website at www.firstinvestors.com or by visiting the SEC’s website at www.sec.gov.

Investors investing in the Funds through a financial intermediary should consult with their financial intermediary for information regarding investment minimums, how to purchase and redeem shares, and applicable fees.  If you establish an account through a financial intermediary, the investment minimums described in this prospectus may not apply.  Your financial intermediary also may charge fees that are in addition to those described in this prospectus.

Federal law, including the USA PATRIOT Act, requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  Therefore, if you are a new customer, you will be asked to provide certain information before we can open your account, including your name, residential street address, date of birth, social security or taxpayer identification number (“TIN”), citizenship status and other information that will allow us to identify you.  We may also ask you to provide certain government issued documents, such as your driver’s license or passport, or other identifying documents.  In certain circumstances, the Funds may obtain and verify this information with respect to any person authorized to effect transactions in an account.  If we are unable to verify your identity to our satisfaction within a maximum of 60 days of opening your account, we will restrict most types of investments in your account.  We reserve the right to liquidate your account at the current net asset value if we have not been able to verify your identity within a maximum of 90 days of opening the account or if we have questions concerning the purpose of the account that have not been adequately explained.  We may, in our sole discretion, refuse to establish, restrict or liquidate your account without waiting for the prescribed periods if we believe for any reason that a more timely resolution is necessary or appropriate.  We are not responsible for any loss that may occur and we will not refund any sales charge or contingent deferred sales charge (“CDSC”) that you may incur as a result of our decision to liquidate an account.

What share classes are offered by the Funds?

Advisor and Institutional Class shares will not be offered for sale until April 2013. Not all classes of shares of each Fund may be available in all jurisdictions.

Class A shares:  Class A shares of the Funds are available to all investors.  Class A shares of the Funds are sold at the public offering price, which includes a front-end sales charge.  The sales charge declines with the size of your purchase, as illustrated in the Class A shares chart that can be found in the section of this prospectus titled “What are the sales charges?”.  Class A shares sold without a sales charge may in some circumstances be subject to a CDSC, which is also described in the Class A shares chart.

The minimum account size for a Class A account is $1,000 for a non-retirement account and $500 for a Roth or Traditional IRA account.  The Funds offer lower initial minimum investment requirement for certain types of Class A accounts and may waive the minimum account requirement if you maintain a systematic investment program.

Class B Shares:  Class B shares of each of the Funds that offer Class B shares are sold at net asset value without any initial sales charge with the same minimum account sizes as Class A shares.  However, you generally pay a CDSC when you sell your shares.  The CDSC declines the longer you hold your shares, as illustrated in the Class B shares chart that can be found in the section of this prospectus titled “What are the sales charges?”.  Class B shares convert to Class A shares after 8 years.  You cannot invest directly in Class B shares of the Cash Management Fund and the International Opportunities Bond Fund does not offer Class B shares.

As a matter of policy, FIC does not permit its Representatives to recommend Class B shares of any funds, including the First Investors Funds.

Advisor Class shares:  Advisor Class shares of the Funds that offer Advisor Class shares are available to fee-based advisory programs sponsored or maintained by a financial intermediary such as a registered investment advisor, who invests at least $100,000 in the aggregate in a Fund, and to certain retirement plan service provider platforms.  The Funds may accept, in their sole discretion, investments in Advisor Class shares from purchasers not listed above.  Advisor Class requires a minimum initial investment of $1,000 per Fund account.  The Funds reserve the right to waive the minimum initial account size requirement for Advisor Class shares in certain cases.  Advisor Class shares of the Funds are sold at the net asset value and do not charge 12b-1 fees.

Institutional Class shares:  Institutional Class shares of the Funds that offer Institutional Class shares are available to eligible investors.  Eligible investors may include certain retirement plan service provider platforms, individuals, corporations, registered investment companies, trust companies, endowments and foundations.  The Funds may accept, in their sole discretion, investments in Institutional Class shares from purchasers not listed above.  Eligible investors must make a minimum initial investment of $2,000,000 per Fund account.  The Funds reserve the right to waive the minimum initial account size requirement for Institutional Class shares in certain cases.  Institutional Class shares of the

Funds are sold at the net asset value and do not charge 12b-1 fees.

What about accounts with multiple owners or representatives?

If you open an account that has more than one legal owner or legal representative, the Funds will accept oral or written instructions of any type without limitation from any one of the owners or representatives as long as the account has telephone privileges and a signature guarantee is not required to process the transaction.  For example, if you open a joint account, any one of the joint tenants may, acting alone and without the consent of the other joint tenants, give the Fund instructions, by telephone or in writing, to (a) redeem shares to the address of record for the account, (b) redeem shares to a pre-designated bank account that may not be owned by you, (c) exchange shares, (d) exchange shares into a joint money market fund account that has check-writing privileges that can be used by any one owner, and (e) change the address of record on the account.  The Funds (and their affiliates) have no liability for honoring the instructions of any one joint owner; they have no responsibility for questioning the propriety of instructions of any one joint owner; and they have no obligation to notify joint tenants of transactions in their account other than by sending a single confirmation statement to the address of record or by electronic delivery (if elected).  The principle of “notice to one is notice to all” applies.  Thus, to the extent permitted by law, we are legally considered to have fulfilled all of our obligations to all joint tenants if we fulfill them with respect to one of the joint tenants.  If you open or maintain a joint account, you consent to this policy.

Similarly, in the case of an account opened for a trust, a partnership, a corporation, or other entity, it is our policy to accept oral or written instructions from any of the persons designated as having authority over the account as long as the account has telephone privileges.  Thus, any one of the designated persons is authorized to provide us with instructions of any type without limitation, including instructions to redeem or transfer funds to other persons.  We have no responsibility for reviewing trusts, partnership agreements, articles of incorporation, by-laws or similar documents, whether provided to us or not, to determine if they contain any restrictions on the authority of any one authorized person to provide us with instructions or to control the account.  We may send confirmations, statements and other required information to any one of the authorized persons at the address of record for the account or by electronic delivery (if elected).  We have no obligation to question the purpose or propriety of any instruction of any authorized person or to let other authorized persons know about any transactions or changes that have been made to the account.  If you open or maintain an account for an entity, you consent to this policy.

If you do not want any one registered owner or representative on your account to have such flexibility and authority, you must instruct the Funds that you do not authorize them to accept instructions from less than all owners or representatives.  You should be aware that this could cause you to incur delays, potential market losses, and additional expenses.  You should also be aware that written instructions signed by all owners or representatives may be required to establish certain privileges and for any transaction that requires a signature guarantee under the Funds’ policies.  The Funds reserve the right to change their policies concerning accounts with multiple owners or representatives without prior notice.

How do I make subsequent transactions?

Shareholders may make additional purchases in any dollar amount into accounts that have a broker-dealer of record.  The following describes how you can make such subsequent transactions if your account is registered in your name with our transfer agent and your financial intermediary does not control your account.  If your shares are held in an omnibus account or your account is controlled by your financial intermediary, you must contact your Representative or financial intermediary for information concerning how to effect transactions in the Fund’s shares since we can only accept instructions from your financial intermediary.  Your financial intermediary is responsible for transmitting your purchase or sale request to the Funds in proper form and in a timely manner, and may charge you a fee for this service.

1.  Contact your Representative.

After you have opened your account, you can buy additional shares of your Fund or other Funds in our fund family, redeem shares, or exchange shares into our other Funds by contacting your Representative.  He or she will handle your transaction for you and tell you what paperwork, if any, is required.  Written signature guaranteed instructions and other paperwork may be required for certain types of transactions.  See our Signature Guarantee Policies and other requirements below.

2.  Contact the Funds directly through their transfer agent.

You can also buy (provided your account has a broker-dealer of record), sell, or exchange shares of our Funds by contacting the Funds directly through their transfer agent, Administrative Data Management Corp. (“ADM”), Raritan Plaza I, Edison, NJ 08837-3620 or by telephone at 1 (800) 423-4026.  You can generally request redemptions or exchanges either by telephone, if you have telephone privileges, or in writing.  Certain redemptions may not be transacted by telephone because they require a signature guarantee under our Signature Guarantee Policies, require account specific paperwork, or are not eligible for telephone redemption.  The Funds do not generally accept transaction instructions via e-mail, fax, or other electronic means.

To confirm that telephone instructions received from account owners are genuine, the Funds’ transfer agent records each telephone call, asks the caller for information to verify his or her identity and authority over the account (such as the account registration, account number, address of record, and last four digits of the owner’s social security number or the owner’s personal identification number), and sends a confirmation of each transaction to the address of record or by electronic delivery (if elected).  The Funds and their transfer agent are not liable for acting on telephone instructions as long as they reasonably believe such instructions to be genuine and the procedures that they use to verify the caller’s identity and authority are reasonable.

Telephone privileges are automatically granted to all new customers.  It is your responsibility to decline telephone privileges if you do not want them.  You may decline telephone privileges by notifying the Fund’s transfer agent that you do not want them.  This will not affect your ability to place telephone orders through your Representative.  However, declining telephone privileges will prevent you from effecting transactions directly through the Funds by telephone.  This may cause you to incur delays, potential market losses, and costs.  Additional information about telephone privileges is included in the Funds’ SAI.

3.  Signature Guarantee Policies and Other Requirements.

The Funds require written instructions signed by all owners with a signature guarantee from a financial institution that is a member of the Securities Transfer Agents Medallion Program for: all redemption requests over $100,000, except for redemptions made via draft check; redemption checks made payable to any person(s) other than the registered shareholder(s); redemption checks mailed to an address other than the address of record; and for redemptions to the address of record when the address of record has changed within thirty (30) days of the request (unless the written address change request was signed by all owners and signature guaranteed).  The Funds may also require signature guarantees to establish or amend certain account privileges or services and in certain other situations.  These are described in the Funds’ SAI.

For trusts, estates, attorneys-in-fact, corporations, partnerships, and other entities, additional documents are required to confirm legal authority over the account, unless they are already on file.  For example, the Funds require a Certificate of Authority to be on file before they will honor a request for a redemption for an account established for a partnership, corporation, or trust.  Similarly, the Funds require official records, such as death certificates and letters testamentary or court orders, before honoring redemptions of accounts registered to decedents or wards under guardianships or conservatorships.  If we are being asked to redeem a retirement account and transfer the proceeds to another financial institution, we may also require a Letter of Acceptance from the successor custodian and for a 403(b) or 457 account, the signature of your employer or third-party administrator.  The Funds’ transfer agent may, in its discretion, waive certain requirements for redemptions.

Exchanges may only be made into the same class of shares of another First Investors Fund owned by the same customer that is available for sale to the customer.  There is no sales charge on an exchange.  However, since an exchange of Fund shares is a redemption and a purchase, it may create a gain or loss which is reportable for tax purposes.  Under certain circumstances, subject to approval by the Funds, the Funds may permit conversion from one class of shares to another class of shares within the same Fund.  Additional information regarding how to purchase, redeem and exchange shares of the Funds is included in the Funds’ SAI.  The Funds reserve the right to change their Signature Guarantee Policies and other policies without prior notice.

How are transactions processed?

If a purchase, redemption or exchange order is received in good order by the Fund’s transfer agent at its offices in Edison, NJ by the close of regular trading on the NYSE, it will be priced at that day's NAV plus any applicable sales charge for a purchase (“offering price”) or minus any applicable CDSCs for a redemption.  If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our transfer agent in its Edison, NJ offices by our processing deadline.  Orders placed after the close of regular trading on the NYSE, or received in our Edison, NJ offices after our processing deadline, will be priced at the next Business Day's offering price.

The Funds have authorized certain third party financial intermediaries, such as broker-dealers and third party administrators to receive purchase and redemption orders on behalf of the Funds and to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds.  You should contact your financial intermediary to find out by what time your purchase or redemption order must be received so that it can be processed the same day.  It is the responsibility of your financial intermediary to transmit orders that will be received by the Fund in proper form and in a timely manner.

Each Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.  The Funds are not responsible for losses stemming from delays in executing transactions that are caused by instructions not being in good order.

Payment of redemption proceeds generally will be made within 7 days.  If you are redeeming shares which you recently purchased by check or electronic funds transfer, payment may be delayed to verify that your check or electronic when the address of record has changed within thirty (30) days of the request (unless the written address change funds transfer has cleared (which may take up to 15 days from the date of purchase).

The Funds may not suspend or reject a redemption request that is received in good order or delay payment for a redemption for more than 7 days (except as described above), except during unusual market conditions affecting the NYSE, in the case of an emergency which makes it impracticable for a Fund to dispose of or value securities it owns or as permitted by the SEC.  The Cash Management Fund may also suspend redemptions to facilitate orderly liquidation of the Fund as permitted by applicable law.

Each Fund reserves the right to make in-kind redemptions.  This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.  To the extent a Fund redeems its shares in-kind, the redeeming shareholder assumes any risk of the market price of such securities fluctuating.  In addition, the shareholder will bear any brokerage and related costs incurred in disposing of or selling the portfolio securities received from the Fund.  For additional information about in-kind redemptions, please refer to the Funds’ SAI.

What are the sales charges?

Each Fund offers Class A, Class B, Advisor Class and Institutional Class shares, except for the International Opportunities Bond Fund, which does not offer Class B shares and the Cash Management Fund, which does not offer Advisor Class shares.  Class A and Class B shares are sold subject to a sales charge and there are no sales charges associated with the purchase of Advisor Class and Institutional Class shares.  While each class invests in the same portfolio of securities, each class has different expense structures.  Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The Class A shares of each Fund, except for the Cash Management Fund, are sold at the public offering price, which includes a front-end sales charge.  The sales charge declines with the size of your purchase, as illustrated in the Class A shares chart below.  Class A shares sold without a sales charge may in some circumstances be subject to a CDSC, as described below.  Cash Management Fund’s Class A shares are sold at NAV without any initial or deferred sales charge.

Class A Shares
Your investment	Sales Charge as a percentage of offering price*	Sales Charge as a percentage of net amount invested*
Less than $100,000	5.75%	6.10%
$100,000-$249,999	4.50	4.71
$250,000-$499,999	3.50	3.63
$500,000-$999,999	2.50	2.56
$1,000,000 or more	0**	0**
* Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.
** If you invest $1,000,000 or more, you will not pay a front-end sales charge.  However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances.  As described further in this prospectus, any applicable CDSCs may be waived under certain circumstances.

By contrast, Class B shares of each of the Funds, except for the Cash Management Fund, are sold at net asset value without any initial sales charge.  However, you generally pay a CDSC when you sell your shares.  The CDSC declines the longer you hold your shares, as illustrated in the Class B shares chart below.  Class B shares convert to Class A shares after eight years.

Class B shares of the Cash Management Fund are not available for direct investment and the International Opportunities Bond Fund does not offer Class B shares.  Class B shares of the Cash Management Fund may be acquired through cross reinvestment of dividends and capital gains of a First Investors Fund or an exchange from the Class B shares of another First Investors Fund or when reinvesting proceeds from the redemption of Class B shares made within the previous ninety (90) days.  While an exchange will be processed at the relative NAVs of the shares involved, any CDSC on the shares being exchanged will carry over to the new shares.

Class B Shares*
Year of Redemption	CDSC as a percentage of Purchase Price or NAV at Redemption
Within the 1st or 2nd year	4%
Within the 3rd or 4th year	3
In the 5th year	2
In the 6th year	1
Within the 7th year and 8th year	0
* There is no CDSC on Class B shares that are acquired through reinvestment of dividends or distributions.  The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold.  For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.  To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC.  If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.  As described further in this prospectus, any applicable CDSCs may also be waived under certain circumstances.

The principal advantages of Class A shares are the lower annual operating expenses, the availability of quantity discounts on sales charges for volume purchases and certain account privileges that are available only on Class A shares.  The principal advantages of Class B shares are that all of your money is invested from the outset and that the CDSC may be waived under certain circumstances.

Because of the annual operating expenses and available volume discounts on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds).  The Funds will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless they are contacted before the order is placed and agree to accept it.  If you fail to tell the Funds what class of shares you want, they will purchase Class A shares for you.

As a matter of policy, FIC does not permit its representatives to recommend Class B shares of any funds, including the First Investors Funds.  If your account is held by a broker-dealer other than FIC, your broker-dealer may also have policies with respect to Class B shares that are more restrictive than those of our Funds.  For more information concerning FIC’s policies with respect to Class B Shares, please refer to the Funds’ SAI under the section “Potential Conflicts Of Interests In Distribution Arrangements” or visit First Investors website at: www.firstinvestors.com.  You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.  Your broker-dealer is also responsible for ensuring that you receive any applicable sales charge waivers or discounts that are described in this prospectus.

Except for the Cash Management Fund and International Opportunities Bond Fund, each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares.  The Cash Management Fund has adopted only one plan, which is for its Class B shares and the International Opportunities Bond Fund has adopted only one plan, which is for its Class A shares.  Each plan allows the Fund to pay fees for the distribution related activities and the ongoing maintenance and servicing of shareholder accounts.  The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares.  No more than 0.25% of each Fund’s average daily net assets may be paid under the plans as service fees and no more than 0.75% of each Fund’s average daily net assets may be paid under the Class B plans as distribution fees.  Because these fees are paid out of a Fund's assets on an ongoing basis, the higher fees for Class A and Class B shares will increase the cost of your investment.  Rule 12b-1 fees may cost you more over time than paying other types of sales charges.  Advisor Class shares and Institutional Class shares do not pay Rule 12b-1 fees.

Are sales charge discounts and waivers available?

A.  Rights of Accumulation and Letters or Statements of Intent.

You may qualify for a Class A share sales charge discount under our Rights of Accumulation (“ROA”) policy.  If you already own shares of any First Investors Funds, you are entitled to add the current values of those shares (measured by (a) the applicable Fund’s Class A share value either at the current offering price, or in the case of shares owned through a fee-based account, at the current net asset value and (b) at the current value of Advisor Class shares and Institutional Class shares) to your purchase in computing your sales charge.  Thus, for example, if you already own shares of First Investors Funds and those shares are worth $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.  Class A shares of our Cash Management Fund are not counted for ROA purposes if they were purchased directly without a sales charge.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm (“Eligible Accounts”).  For example, you are entitled to combine the current values of all First Investors Fund shares (measured by (a) the applicable Fund’s Class A share value either at the current offering price, or in the case of shares owned through a fee-based account, at the current net asset value and (b) at the current value of Advisor Class shares and Institutional Class shares) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by establishing a non-binding letter or statement of intent (“LOI”) to purchase a specific dollar amount of shares within 13 months.  For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you establish an LOI for $100,000.

You can include in your LOI accounts owned jointly by you and your spouse, accounts owned individually by either you or your spouse and accounts that you or your spouse control as custodian or as a responsible individual for your children and trust accounts for which only you and/or your spouse serve as trustee, as long as all accounts share the same address of record and are serviced by the same broker-dealer.  For purposes of our LOI policies, spouse is broadly defined to include common law and life partners.  Furthermore, an LOI covers both existing accounts and those that are subsequently opened by a designated person during the LOI period.  You must use our LOI Agreement Form (or other documentation acceptable to the First Investors Funds) to designate any additional person(s) you wish to cover at the time you enter into the LOI and the amount of your LOI.  Once an LOI is established, it cannot be amended to add persons who were not specified initially nor can an LOI be “back dated” to cover prior purchases.  However, you can amend the LOI amount upward at any time during the LOI period by completing our LOI Agreement Form (or other documentation acceptable to First Investors Funds).  If the prior commitment has not been met by the time of the revision, the LOI period during which the purchases must be made will remain the same.  Purchases made from the date of the revision will receive the reduced sales charge resulting from the revised LOI.  If your prior commitment has been met by the time of the revision, your original LOI will be considered completed and a new LOI will be established.

In addition, accounts of homeowners’ associations that are managed by certain management companies, where the management company has entered into an agreement to establish an LOI, the accounts have the management company’s address as their address of record and the accounts are serviced by the same broker-dealer, may also qualify for a sales charge discount under our ROA and LOI policies.  You must use our LOI Agreement Form (or other documentation acceptable to the First Investors Funds) to designate any additional entity(ies) you wish to cover at the time you enter into the LOI and the amount of your LOI.

Moreover, subject to the conditions described above, you may also receive credit for shares owned and purchased through Advisor Class and Institutional Class and for Class A shares owned through a fee-based account under a program sponsored or maintained by a financial intermediary.  Such shares will be valued at the current net asset value for ROA and LOI purposes.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts and shares that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable).  In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts.  You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  In such circumstances, that broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

You are not legally required to complete the LOI.  However, if the intended investment is not completed within the specified LOI period, the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time will be redeemed to pay such difference.  Once an LOI is established a change of address will not affect the LOI.  However, a change of broker-dealer during the 13-month LOI period will terminate the LOI.  If two or more customers are covered by an LOI and one customer changes the broker-dealer on his or her account before the LOI is complete, the LOI will be terminated on all customers’ accounts and the sales charges on all purchases made under the LOI will be adjusted.

By purchasing under an LOI, you agree to the following:

■ You authorize First Investors to reserve 5% of the shares held under an LOI in escrowed shares until the LOI is completed or is terminated;

■ You authorize First Investors to sell any or all of the escrowed shares to satisfy any additional sales charges owed if the LOI is not fulfilled or is terminated; and

■ Although you may exchange all your shares among the Funds, you may not sell the reserve shares held in escrow until you fulfill the LOI or pay the higher sales charge.

Purchases made without a sales charge in Class A shares of the Cash Management Fund or pursuant to any of the sales charge waiver provisions numbered 1 through 17 set forth below do not count toward the completion of an LOI.  For example, if you make a redemption before your LOI is completed and reinvest that amount without paying a sales charge pursuant to our ninety (90) day reinstatement privilege, the amount reinvested will not count towards completion of your LOI.  Similarly, any shares that you purchase without paying a sales charge under our free exchange privilege will not count towards completion of your LOI.  Purchases made pursuant to sales charge waiver provision number 18 set forth below will count toward the completion of an LOI providing such purchase amount was not derived from the redemption of shares of a First Investors Fund (excluding shares of the Cash Management Fund which were directly purchased).  For example, if you make a redemption before your LOI is completed and use the proceeds of such redemption to purchase shares through a fee-based account under a program sponsored or maintained by a financial intermediary, such purchase will not count toward the completion of your LOI.

We reserve the right to extend the 13-month period of any particular LOI if reasonable circumstances warrant such extension.  We also reserve the right to prospectively revise our ROA and LOI policies at any time, subject to providing any required disclosure to shareholders; any such change will not adversely affect shareholders who have established an LOI prior to the change.  Additional information about our ROA and LOI policies is included in the Funds’ SAI.

B. Sales Charge Waivers and Discounts.

Class A Shares May be Purchased Without a Sales Charge:

1. By a current registered representative, employee, officer, director, or trustee of the Funds, First Investors Corp. (“FIC”), or their affiliates (“Associate”), the spouse, life partner, children and grandchildren of such Associate provided that they reside at the same address and they maintain their FIC customer account (“Eligible Relatives”), and any other person who maintains an account that has been coded as an associate account since January 30, 2004.  The accounts of such persons are referred to as “Associate Accounts.”

2.  By a former Associate or former or current Eligible Relative thereof provided that such person (a) already owns an Associate Account, or (b) is rolling over the proceeds from a First Investors 401(k) or First Investors Profit Sharing Plan account into a Fund account.

3.  By an employee of a subadviser of a Fund.

4.  By an employee of The Independent Order of Foresters.

5.  When Class A share dividends and distributions are automatically reinvested in Class A shares of the same or a different Fund account within the same customer account.

6.  When Class A shares are free-exchanged into Class A shares of a different Fund account within the same customer account.

7.  When Class A share systematic withdrawal plan payments from one Fund account, other than the Cash Management Fund, are automatically invested into shares of another

Fund account in the same class of shares for the same customer account.  Class A shares of the Cash Management Fund account may be automatically invested into shares of another Fund account in the same class of shares for the same customer account at NAV if the customer is eligible for the free exchange privilege.

8.  When loans are repaid, unless the loan was made by redeeming Cash Management Fund shares that were directly purchased.

9.  When a qualified group retirement plan (e.g., 401(k), money purchase pension, or profit sharing plan) is reinvesting redemption proceeds back into the same plan from another Fund on which a sales charge or CDSC was paid.*

10.  By a qualified group retirement plan with 100 or more eligible employees at the time the account is opened.*

11.  By a qualified group retirement plan with $1,000,000 or more in assets in the Funds.*

12.  In amounts of $1 million or more.*

13. By individuals under a LOI or ROA of $1 million or more.*

14.  When a customer who is at least age 70½ authorizes a required minimum distribution of Fund shares from a retirement account (including fee-based retirement accounts under a program sponsored or maintained by a financial intermediary) and at the same time directs the proceeds to be invested into a Fund account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record.  This waiver applies to Class A money market shares only to the extent that a sales charge had been paid.  This waiver also applies to a customer who is at least 70½ who authorizes a required minimum distribution from a fee-based advisory program sponsored or maintained by a First Investors affiliate and at the same time directs the proceeds to be invested into a Fund account the shareholder owns individually or jointly provided both accounts have the same broker-dealer and address of record.

15. When a customer requests the removal of an overcontribution made to a retirement account and directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record.  This waiver applies to Class A money market shares only to the extent that a sales charge had been paid.

16. When you are reinvesting into a Fund, within the same customer account, proceeds of a redemption made within the prior ninety (90) days, from Class A shares of a Fund, on which you paid a front end sales charge.  This will reduce your reinstatement privilege to the extent that it results in a waiver of sales charge.  You must notify us in writing that you are eligible for the reinstatement privilege.

17.  Registered representatives and other employees (including their spouse, life partner, children and grandchildren providing such person(s) lives at the same address as the Registered Representative or employee) of firms that are authorized to sell First Investors Funds.

18.  When Class A shares are purchased through a fee-based account under a program sponsored or maintained by a financial intermediary.

Furthermore, if you are opening or reactivating an account, your investment must meet the Fund’s minimum investment policy.

* For items 9 through 13 above, a CDSC will be deducted from shares that are redeemed within 24 months of purchase, unless such shares are exchanged into another Fund.  If shares are exchanged into another Fund, the CDSC and the holding period used to calculate it will carry over to the new Fund with one exception.  If the exchange is into Class A shares of the Cash Management Fund, the holding period used to calculate the CDSC will be tolled on such shares as long as they remain in the Cash Management Fund, the holding period will resume if the shares are exchanged back into a load Fund, and the CDSC will be imposed if the shares are redeemed from the Cash Management Fund.  In order to ensure that the holding period and CDSC are properly computed on shares that are exchanged into the Cash Management Fund, we will create a separate account to hold such exchanged shares.  This account will not be entitled to draft check or expedited redemption privileges.

In addition, a group retirement plan with 99 or fewer eligible employees at the time the account is opened and less than $1,000,000 in assets in the Funds may purchase Class A shares at a sales charge of 3% (as expressed as a percentage of the offering price).

Sales charge waivers and discounts are also available for participants in certain other retirement programs and other categories of investors.

Any applicable CDSC on Class A and Class B shares is waived for (or does not apply to):

1. Appreciation on redeemed shares above their original purchase price and shares acquired through dividend or capital gains distributions.

2.  Redemptions of shares following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of an account owner (or in the case of joint accounts, the death of the last surviving joint owner), provided that in the case of disability the shares must have been purchased prior to the disability and the redemptions must be made within one (1) year of the disability.  Proof of death or disability is required.

3. Distributions from employee benefit plans due to plan termination.

4. Redemptions to remove an excess contribution from an IRA or qualified retirement plan.

5. Annual redemptions of up to 8% of your account’s value redeemed by a Systematic Withdrawal Plan.  Free shares not subject to a CDSC will be redeemed first and will count towards the 8% limit.

6. Redemptions by the Fund when the account falls below the minimum account balance.

7. Redemptions to pay account fees.

8. Required minimum distributions upon reaching age 70½ provided you notify us about the required minimum distribution and you have held the shares for at least three (3) years.  Free shares not subject to a CDSC will be redeemed first.

9. When a customer who is at least age 70½ authorizes a distribution from a retirement account and at the same time directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record.*

10. When a customer requests the removal of an over contribution made to a retirement account and directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record.*

11.  If you reinvest into the same class of a load Fund within the same customer account with proceeds from a redemption within the prior ninety (90) days of Class A or B shares on which you paid a CDSC and you notify us in writing of your desire to reinvest the amount, you will be credited, in additional shares, for any CDSC that you paid.  If you are reinvesting only a portion of your redemption, you only will be credited with a pro-rated percentage of any CDSC that you paid.  If you are opening or reactivating an account, your investment must meet the Fund’s minimum investment policy.

*For items 9 and 10, the CDSC will carry over to the new account.  The holding period used to calculate the CDSC will also carry over to the new account.

The foregoing front end sales charge and CDSC waiver privileges on Class A and Class B shares do not apply to:

■ Reinvestments of systematic withdrawal amounts;

■ Automated payments such as Money Line and API;

■ Salary reduction/Employer contributions sent directly to First Investors for investment into Traditional or Roth 403(b)(7), 457(b), SEP-IRA, SIMPLE IRA or SARSEP-IRA accounts;

■ Investments made through your representative or broker-dealer over the phone if the amount of the investment that is eligible for the free exchange is less than $100; or

■ Accounts that are liquidated due to a shareholder’s failure to verify his or her identity in opening the account or if we have questions concerning the purpose of the account that have not been adequately explained.

For additional information about sales charge waivers and discounts, please refer to the Funds’ SAI.

What are the Funds’ policies on frequent trading in the shares of the Funds?

With the exception of the Cash Management Fund, each Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading.  The Board of Trustees of the Funds has adopted policies and procedures to detect and prevent frequent trading in the shares of each of the Funds, other than the Cash Management Fund.  These policies and procedures apply uniformly to all accounts.  However, the ability of the Funds to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of each Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved.  Alternatively, a Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Funds to monitor activity in existing accounts to detect market-timing activity.  The criteria used for monitoring differ depending upon the type of account involved.  It is the policy of the Funds to reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy.  The Funds also reserve the right to reject exchanges that in the Funds’ view are excessive, even if the activity does not constitute market timing.

If the Funds reject an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed.  Alternatively, the Funds may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

In the case of all the Funds, to the extent that the policies of the Funds are not successful in detecting and preventing frequent trading in the shares of the Funds, frequent trading may: (a) interfere with the efficient management of the Funds by, among other things, causing the Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading.

In the case of the Funds that invest in high yield bonds, the risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that high yield bonds generally trade infrequently and therefore their prices are slow to react to information.  To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.

In the case of the Funds that invest in stocks of small-size and/or mid-size companies, the risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that stocks of small-size and/or mid-size companies may trade infrequently and thus their prices may be slow to react to information.  To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.

In the case of the Funds that invest in foreign securities, the risks of frequent trading include the risk of time zone arbitrage.  Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the close of the NYSE.  To the extent that these policies are not successful in preventing a shareholder from engaging in time zone arbitrage, it may cause dilution in the value of the shares held by other shareholders.

What about dividends and capital gain distributions?

To the extent that they have net investment income:

■ The Cash Management Fund,  Government Fund, Investment Grade Fund, International Opportunities Bond Fund and Fund For Income will declare daily, and pay monthly, dividends from such net investment income;

■ The Total Return Fund, Equity Income Fund and Growth & Income Fund will declare and pay a dividend from such net investment income on a quarterly basis; and

■ The Global Fund, Select Growth Fund, Opportunity Fund, Special Situations Fund and International Fund will declare and pay a dividend from such net investment income on an annual basis.

Each Fund will distribute any net realized capital gains on an annual basis, usually after the end of each Fund's fiscal year.  Each Fund may also make an additional distribution in any year, if necessary, to avoid a federal excise tax on certain undistributed net income and capital gains.  The Cash Management Fund does not expect to realize any long-term capital gains.

Dividends and other distributions declared on each Fund's share classes are calculated at the same time and in the same manner.  Dividends on each class might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the distributing Fund or certain other First Investors Funds or receive all dividends and other distributions in cash.  If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional shares of the same class of the distributing Fund.  If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding.  If a Fund is unable to obtain a current address for you, it will reinvest your future dividends and other distributions in additional Fund shares in accordance with our “Returned Mail” policy, as described in the Funds’ SAI.  No interest will be paid to you while a distribution remains uninvested.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if a Fund has received notice that all account owners are deceased (until written alternate payment instructions and other necessary documents are provided by your legal representative).

What about taxes?

Any dividends or capital gain distributions paid by a Fund are taxable to you unless you hold your shares in an IRA, 403(b) account, 401(k) account or other tax-deferred account.  Dividends and distributions of net short-term capital gains (if any) are generally taxable to you as ordinary income.  If you are an individual or certain other non-corporate shareholder and meet certain holding period requirements with respect to your Fund shares, you may be eligible for reduced federal income tax rates on “qualified dividend income” distributed by a Fund.  Distributions of net long-term capital gains (if any) are generally taxed to you as long-term capital gains, regardless of how long you owned your Fund shares.  You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transactions.  If the Cash Management Fund maintains a stable share price of $1.00, your sale or exchange of these Fund shares will not result in recognition of any taxable gain or loss.

Cost basis information for the sale of certain shares is reported directly to the IRS on Form 1099-B.  You may direct us to sell specific shares for tax reporting purposes; in such case, we will follow your directions.  You may want to consult with your tax advisor about taxes before instructing us to sell shares.  Additional information regarding cost basis reporting, including the Funds’ default method, can be found in the Funds’ SAI.

What if my account falls below the minimum account requirement?

If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose an annual low balance account fee of $25.  Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance.  The Funds will give you sixty (60) days notice before taking such action.  You may avoid redemption or imposition of a fee by purchasing additional Fund shares, if permitted by law, during this sixty (60) day period to bring your account balance to the required minimum.  If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Householding policy

It is the policy of each Fund described in this prospectus to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same address and share the same last name and have invested in a Fund covered by the same document.  You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you.  In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation.  It is the policy of the Funds to mail confirmations and account statements separately to each shareholder who shares the same address.  The Funds will, however, mail quarterly statements for different shareholders who share the same address in one envelope if each shareholder consents to this procedure.  We are not responsible for any losses that result from your use of this procedure.  You may request that separate copies of these disclosure documents be mailed to you by writing to us at:  Administrative Data Management Corp., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at: 1 (800) 423-4026.

Other account privileges and policies

The Funds offer a full range of special privileges, including systematic investments, automatic payroll investments, systematic redemptions, electronic fund transfers, expedited redemptions, draft check writing, a variety of retirement account options, and transfer on death (“TOD”) registration.   These privileges are described in the Funds’ SAI.  There is an annual custodial fee of $15 for each First Investors Fund IRA, ROTH IRA, SIMPLE-IRA, SEP-IRA, SARSEP-IRA, MPP/PSP, 457(b) and ESA custodial account and an annual custodial fee of $30 for each First Investors Fund 403(b) custodial account that you maintain, irrespective of the number of Funds that are held in an account.  Beginning April 1, 2013, the responsibility of paying this fee will be transferred to the account holder and commencing March 2013, the fee will be automatically deducted from the account on the last business day of the first quarter for the following 12-month period in accordance with the provisions of the respective custodial agreement.  Notwithstanding the foregoing, the fee may be waived or reduced by the custodian as further described in the respective custodial agreement and in the Funds’ SAI. The custodian also reserves the right to modify the fee at any time on forty-five (45) days prior written notice to account holders.  TOD accounts are administered in accordance with First Investors TOD Guidelines.  These guidelines are set forth in the Funds’ SAI, which is available for free upon request by calling 1 (800) 423-4026 and by visiting our website at www.firstinvestors.com.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated.  The following tables set forth the per share data for each fiscal year ended September 30, except as otherwise indicated.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and other distributions).  There is no financial information provided in the financial highlights tables for Advisor Class or Institutional Class shares since they were not available for sale prior to the date of this prospectus.  The information has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Funds' financial statements, is included in the Funds’ SAI, which is available for free upon request and on our website at www.firstinvestors.com.

CASH MANAGEMENT FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2008	$1.00	$.027	—	$.027	$.027	—	$.027
2009	1.00	.005	—	.005	.005	—	.005
2010	1.00	—	—	—	—	—	—
2011	1.00	—	—	—	—	—	—
2012	1.00	—	—	—	—	—	—
CLASS B

2008	$1.00	$.019	—	$.019	$.019	—	$.019
2009	1.00	.001	—	.001	.001	—	.001
2010	1.00	—	—	—	—	—	—
2011	1.00	—	—	—	—	—	—
2012	1.00	—	—	—	—	—	—

*	Calculated without sales charges.
†	Net of expenses waived or assumed.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.
a	The ratios include .04% of expenses due to the Fund’s participation in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds during the period.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in millions)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (Loss) (%)
CLASS A

$1.00	2.69	$234.80		.80	2.63	.92	2.51	—
1.00	.54	172	.71 a	.71 a	.58 a	1.03	.26	—
1.00	0.00	134.30		.30	.00	1.08	(.78)	—
1.00	0.00	148.17		.17	.00	1.06	(.89)	—
1.00	0.00	135.12		.12	.00	1.02	(.90)	—
CLASS B

$1.00	1.92	$4	1.55	1.55	1.88	1.67	1.76	—
1.00	.14	3	1.13	1.13	.16	1.78	(.49)	—
1.00	0.00	2.30		.30	.00	1.83	(1.53)	—
1.00	0.00	2.17		.17	.00	1.81	(1.64)	—
1.00	0.00	1.12		.12	.00	1.77	(1.65)	—

GOVERNMENT FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2008	$10.64	$.49	$.11	$.60	$.48	—	$.48
2009	10.76	.47	.44	.91	.47	—	.47
2010	11.20	.43	.16	.59	.43	—	.43
2011	11.36	.36	.28	.64	.41	—	.41
2012	11.59	.27	.04	.31	.38	—	.38
CLASS B

2008	$10.64	$.41	$.12	$.53	$.41	—	$.41
2009	10.76	.39	.43	.82	.39	—	.39
2010	11.19	.35	.17	.52	.36	—	.36
2011	11.35	.26	.29	.55	.33	—	.33
2012	11.57	.17	.07	.24	.30	—	.30

*	Calculated without sales charges.
†	Net of expenses waived or assumed.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in millions)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A

$10.76	5.73	$228	1.10	1.10	4.29	1.24	4.15	37
11.20	8.59	287	1.10	1.10	4.03	1.26	3.87	43
11.36	5.39	326	1.13	1.13	3.44	1.24	3.33	42
11.59	5.73	347	1.12	1.12	3.12	1.23	3.01	35
11.52	2.71	382	1.10	1.10	2.28	1.21	2.17	36
CLASS B

$10.76	4.99	$12	1.80	1.80	3.59	1.94	3.45	37
11.19	7.75	13	1.80	1.80	3.33	1.96	3.17	43
11.35	4.70	11	1.83	1.83	2.74	1.94	2.63	42
11.57	4.94	7	1.82	1.82	2.42	1.93	2.31	35
11.51	2.11	6	1.80	1.80	1.59	1.91	1.47	36

INVESTMENT GRADE FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2008	$9.42	$.48	$(1.20)	$(.72)	$.47	—	$.47
2009	8.23	.49	.85	1.34	.47	—	.47
2010	9.10	.44	.72	1.16	.45	—	.45
2011	9.81	.40	(.16)	.24	.43	—	.43
2012	9.62	.38	.68	1.06	.41	—	.41
CLASS B

2008	$9.41	$.42	$(1.21)	$(.79)	$.40	—	$.40
2009	8.22	.44	.85	1.29	.40	—	.40
2010	9.11	.39	.70	1.09	.39	—	.39
2011	9.81	.33	(.16)	.17	.36	—	.36
2012	9.62	.32	.66	.98	.34	—	.34

*	Calculated without sales charges.
†	Net of expenses waived or assumed.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in millions)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A

$8.23	(8.12)	$268	1.10	1.10	4.80	1.23	4.67	127
9.10	17.06	325	1.10	1.10	5.29	1.27	5.12	79
9.81	13.09	405	1.12	1.12	4.75	1.23	4.64	56
9.62	2.48	437	1.11	1.11	3.94	1.22	3.83	34
10.27	11.22	532	1.08	1.08	3.54	1.19	3.43	40
CLASS B

$8.22	(8.78)	$17	1.80	1.80	4.10	1.93	3.97	127
9.11	16.35	16	1.80	1.80	4.59	1.97	4.42	79
9.81	12.20	14	1.82	1.82	4.05	1.93	3.94	56
9.62	1.81	10	1.81	1.81	3.24	1.92	3.13	34
10.26	10.41	8	1.78	1.78	2.84	1.89	2.74	40

INTERNATIONAL OPPORTUNITIES BOND FUND*

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized on Investments	Total from Investment Operations Gain	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2012	$10.00	$.01	$.23	$.24	$.02	—	$.02

*	The Fund commenced operations on August 20, 2012
**	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.
a	Not annualized.
b	Annualized.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return** (%)	Net Assets at End of Year (in millions)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Loss (%)

$10.22	2.35 a	$20	1.30 b	1.30 b	1.10 b	9.76 b	(6.12) b	5

FUND FOR INCOME

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2008	$2.99	$.21	$(.54)	$(.33)	$.21	—	$.21
2009	2.45	.20	(.13)	.07	.20	—	.20
2010	2.32	.17	.18	.35	.18	—	.18
2011	2.49	.17	(.14)	.03	.17	—	.17
2012	2.35	.16	.25	.41	.16	—	.16
CLASS B

2008	$2.99	$.19	$(.54)	$(.35)	$.19	—	$.19
2009	2.45	.19	(.13)	.06	.18	—	.18
2010	2.33	.16	.16	.32	.16	—	.16
2011	2.49	.15	(.13)	.02	.16	—	.16
2012	2.35	.13	.26	.39	.14	—	.14

*	Calculated without sales charges.
†	Net of expenses waived or assumed.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in millions)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A

$2.45	(11.58)	$460	1.29	1.29	7.40	1.30	7.39	17
2.32	4.28	438	1.38	1.38	9.10	1.42	9.06	73
2.49	15.68	505	1.29	1.29	7.32	1.33	7.28	78
2.35	1.00	505	1.27	1.27	6.43	1.30	6.40	75
2.60	17.79	602	1.26	1.26	6.01	1.29	5.98	54
CLASS B

$2.45	(12.25)	$15	1.99	1.99	6.70	2.00	6.69	17
2.33	3.75	12	2.08	2.08	8.40	2.12	8.36	73
2.49	14.43	11	1.99	1.99	6.62	2.03	6.58	78
2.35	.38	8	1.97	1.97	5.75	2.00	5.72	75
2.60	17.01	6	1.96	1.96	5.31	1.99	5.28	54

TOTAL RETURN FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2008	$15.86	$.36	$(2.31)	$(1.95)	$.37	$.30	$.67
2009	13.24	.30	.03	.33	.32	—	.32
2010	13.25	.28	.95	1.23	.29	—	.29
2011	14.19	.31	(.06)	.25	.34	—	.34
2012	14.10	.30	2.71	3.01	.30	—	.30
CLASS B

2008	$15.63	$.26	$(2.29)	$(2.03)	$.27	$.30	$.57
2009	13.03	.21	.03	.24	.23	—	.23
2010	13.04	.18	.94	1.12	.20	—	.20
2011	13.96	.19	(.04)	.15	.23	—	.23
2012	13.88	.18	2.65	2.83	.18	—	.18

*	Calculated without sales charges.
†	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in millions)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS B

$13.24	(12.66)	$304	1.34	1.34	2.32	N/A	N/A	59
13.25	2.77	316	1.43	1.43	2.35	N/A	N/A	53
14.19	9.38	361	1.37	1.37	2.02	N/A	N/A	40
14.10	1.65	385	1.33	1.33	1.97	N/A	N/A	36
16.81	21.46	532	1.32	1.32	1.79	N/A	N/A	32
CLASS B

$13.03	(13.35)	$25	2.04	2.04	1.62	N/A	N/A	59
13.04	2.10	21	2.13	2.13	1.65	N/A	N/A	53
13.96	8.62	17	2.07	2.07	1.32	N/A	N/A	40
13.88	1.01	13	2.03	2.03	1.30	N/A	N/A	36
16.53	20.49	11	2.02	2.02	1.09	N/A	N/A	32

EQUITY INCOME FUND*

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2008	$8.14	$.12	$(1.49)	$(1.37)	$.12	—	$.12
2009	6.65	.11	(.64)	(.53)	.11	—	.11
2010	6.01	.09	.49	.58	.09	—	.09
2011	6.50	.11	(.30)	(.19)	.11	—	.11
2012	6.20	.13	1.44	1.57	.10	—	.10
CLASS B

2008	$8.01	$.07	$(1.46)	$(1.39)	$.07	—	$.07
2009	6.55	.08	(.64)	(.56)	.07	—	.07
2010	5.92	.05	.48	.53	.05	—	.05
2011	6.40	.06	(.30)	(.24)	.06	—	.06
2012	6.10	.08	1.42	1.50	.05	—	.05

*	Prior to September 4, 2012, the Fund was known as the Value Fund.
**	Calculated without sales charges.
†	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return** (%)	Net Assets at End of Year (in millions)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A

$6.65	(16.91)	$334	1.35	1.35	1.62	N/A	N/A	17
6.01	(7.81)	308	1.48	1.48	2.14	N/A	N/A	15
6.50	9.76	335	1.38	1.38	1.45	N/A	N/A	21
6.20	(3.12)	318	1.35	1.35	1.60	N/A	N/A	29
7.67	25.36	392	1.33	1.33	1.75	N/A	N/A	38
CLASS B

$6.55	(17.42)	$17	2.05	2.05	.92	N/A	N/A	17
5.92	(8.43)	12	2.18	2.18	1.44	N/A	N/A	15
6.40	8.97	11	2.08	2.08	.75	N/A	N/A	21
6.10	(3.87)	8	2.05	2.05	.90	N/A	N/A	29
7.55	24.56	7	2.03	2.03	1.02	N/A	N/A	38

GROWTH & INCOME FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2008	$16.86	$.14	$(3.66)	$(3.52)	$.11	$.23	$.34
2009	13.00	.09	(1.02)	(0.93)	.14	.02	.16
2010	11.91	.09	.98	1.07	.07	—	.07
2011	12.91	.19	(.14)	.05	.18	—	.18
2012	12.78	.21	3.81	4.02	.14	—	.14
CLASS B

2008	$15.99	$.03	$(3.47)	$(3.44)	$.02	$.23	$.25
2009	12.30	.01	(.97)	(.96)	.10	.02	.12
2010	11.22	(.03)	.95	.92	—	—	—
2011	12.14	.08	(.12)	(.04)	.09	—	.09
2012	12.01	.10	3.58	3.68	.05	—	.05

*	Calculated without sales charges.
†	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in millions)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits† (%)	Net Investment Income (Loss) (%)	Expenses (%)	Net Investment Income (%)
CLASS A

$13.00	(21.23)	$623	1.35	1.35	.94	N/A	N/A	24
11.91	(6.93)	578	1.51	1.51	.90	N/A	N/A	26
12.91	9.01	626	1.39	1.39	.68	N/A	N/A	25
12.78	.25	626	1.34	1.34	1.33	N/A	N/A	24
16.66	31.60	1,226	1.29	1.29	1.35	N/A	N/A	22
CLASS B

$12.30	(21.82)	$41	2.05	2.05	.24	N/A	N/A	24
11.22	(7.59)	30	2.21	2.21	.20	N/A	N/A	26
12.14	8.23	26	2.09	2.09	(.02)	N/A	N/A	25
12.01	(.44)	20	2.04	2.04	.66	N/A	N/A	24
15.64	30.71	27	1.99	1.99	.63	N/A	N/A	22

GLOBAL FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Distributions in Excess of Net Investment Income	Total Distributions
CLASS A

2008	$8.82	$.03	$(1.97)	$(1.94)	$.01	$1.12	$—	$1.13
2009	5.75	.02	—	.02	.02	—	.02	.04
2010	5.73	—	.42	.42	.01	—	—	.01
2011	6.14	.01	(.61)	(.60)	—	—	—	—
2012	5.54	.03	1.24	1.27	.02	—	—	.02
CLASS B

2008	$7.98	$(.02)	$(1.75)	$(1.77)	$—	$1.12	$—	$1.12
2009	5.09	(.03)	—	(.03)	.01	—	.02	.03
2010	5.03	(.06)	.39	.33	—	—	—	—
2011	5.36	(.09)	(.46)	(.55)	—	—	—	—
2012	4.81	(.09)	1.15	1.06	.01	—	—	.01

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser.
††	The ratios do not include a reduction of expenses from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in millions)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits†† (%)	Net Investment Income (Loss) (%)	Expenses (%)	Net Investment Income (Loss) (%)
CLASS A

$5.75	(25.44)	$249	1.70	1.70	.39	1.73	.36	133
5.73	.53	249	1.90	1.90	.38	1.93	.35	141
6.14	7.33	269	1.72	1.72	.04	1.75	.01	92
5.54	(9.77)	241	1.67	1.67	.18	1.70	.15	103
6.79	22.88	283	1.68	1.69	.44	1.70	.42	94
CLASS B

$5.09	(25.91)	$9	2.40	2.40	(.31)	2.43	(.34)	133
5.03	(.37)	7	2.60	2.60	(.32)	2.63	(.35)	141
5.36	6.56	7	2.42	2.42	(.66)	2.45	(.69)	92
4.81	(10.26)	5	2.37	2.37	(.55)	2.40	(.58)	103
5.86	21.99	4	2.38	2.39	(.27)	2.40	(.29)	94

SELECT GROWTH FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Loss	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2008	$10.21	$(.04)	$(2.06)	$(2.10)	—	$1.42	$1.42
2009	6.69	(.02)	(1.34)	(1.36)	—	—	—
2010	5.33	(.03)	.49	.46	—	—	—
2011	5.79	(.02)	.54	.52	—	—	—
2012	6.31	(.03)	1.70	1.67	—	—	—
CLASS B

2008	$9.70	$(.09)	$(1.94)	$(2.03)	—	$1.42	$1.42
2009	6.25	(.06)	(1.25)	(1.31)	—	—	—
2010	4.94	(.07)	.46	.39	—	—	—
2011	5.33	(.07)	.51	.44	—	—	—
2012	5.77	(.09)	1.57	1.48	—	—	—

*	Calculated without sales charges.
†	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in millions)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits† (%)	Net Investment Loss (%)	Expenses (%)	Net Investment Income (%)
CLASS A

$6.69	(23.84)	$207	1.46	1.47	(.52)	N/A	N/A	99
5.33	(20.33)	170	1.67	1.67	(.51)	N/A	N/A	120
5.79	8.63	184	1.56	1.56	(.48)	N/A	N/A	98
6.31	8.98	203	1.45	1.45	(.28)	N/A	N/A	62
7.98	26.47	271	1.42	1.42	(.35)	N/A	N/A	53
CLASS B

$6.25	(24.43)	$18	2.16	2.17	(1.22)	N/A	N/A	99
4.94	(20.96)	10	2.37	2.37	(1.21)	N/A	N/A	120
5.33	7.90	8	2.26	2.26	(1.18)	N/A	N/A	98
5.77	8.26	7	2.15	2.15	(.98)	N/A	N/A	62
7.25	25.65	6	2.12	2.12	(1.07)	N/A	N/A	53

OPPORTUNITY FUND*

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2008	$31.32	$—	$(5.53)	$(5.53)	$.14	$2.66	$2.80
2009	22.99	.01	(1.61)	(1.60)	—	.63	.63
2010	20.76	.05	2.65	2.70	—	—	—
2011	23.46	.17	.49	.66	.05	—	.05
2012	24.07	.26	6.10	6.36	.17	.89	1.06
CLASS B

2008	$28.31	$(.21)	$(4.89)	$(5.10)	$.14	$2.66	$2.80
2009	20.41	(.10)	(1.47)	(1.57)	—	.63	.63
2010	18.21	(.14)	2.37	2.23	—	—	—
2011	20.44	(.10)	.52	.42	.01	—	.01
2012	20.85	.01	5.31	5.32	.13	.89	1.02

*	Prior to January 31, 2008, the Fund was known as the Mid-Cap Opportunity Fund.
**	Calculated without sales charges.
†	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return** (%)	Net Assets at End of Year (in millions)	Ratio to Average Net Assets			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits† (%)	Net Investment Income (Loss) (%)	Expenses (%)	Net Investment (%)
CLASS A

$22.99	(19.40)	$377	1.39	1.40	(.01)	N/A	N/A	40
20.76	(6.24)	355	1.58	1.58	.09	N/A	N/A	35
23.46	13.01	402	1.44	1.44	.24	N/A	N/A	40
24.07	2.77	415	1.36	1.36	.62	N/A	N/A	37
29.37	26.99	530	1.35	1.35	.94	N/A	N/A	36
CLASS B

$20.41	(19.99)	$32	2.09	2.10	(.71)	N/A	N/A	40
18.21	(6.90)	23	2.28	2.28	(.61)	N/A	N/A	35
20.44	12.25	20	2.14	2.14	(.52)	N/A	N/A	40
20.85	2.04	15	2.06	2.06	(.04)	N/A	N/A	37
25.15	26.12	13	2.05	2.05	.15	N/A	N/A	36

SPECIAL SITUATIONS FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2008	$24.27	$.03	$(2.93)	$(2.90)	$—	$1.22	$1.22
2009	20.15	.03	(1.23)	(1.20)	.02	.53	.55
2010	18.40	(.05)	2.31	2.26	—	—	—
2011	20.66	.03	1.03	1.06	—	—	—
2012	21.72	.01	4.46	4.47	.03	1.76	1.79
CLASS B

2008	$21.73	$(.13)	$(2.57)	$(2.70)	—	$1.22	$1.22
2009	17.81	(.10)	(1.09)	(1.19)	—	.53	.53
2010	16.09	(.25)	2.11	1.86	—	—	—
2011	17.95	(.13)	.92	.79	—	—	—
2012	18.74	(.15)	3.84	3.69	—	1.76	1.76

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in millions)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits†† (%)	Net Investment Income (Loss) (%)	Expenses (%)	Net Investment Income (Loss) (%)
CLASS A

$20.15	(12.67)	$258	1.49	1.50	.14	1.61	.02	52
18.40	(5.28)	246	1.64	1.64	.22	1.82	.04	55
20.66	12.28	274	1.52	1.52	(.28)	1.65	(.41)	64
21.72	5.13	285	1.44	1.44	.13	1.54	.03	73
24.40	21.19	343	1.43	1.43	.03	1.53	(.07)	41
CLASS B

$17.81	(13.26)	$12	2.19	2.20	(.56)	2.31	(.68)	52
16.09	(5.99)	9	2.34	2.34	(.48)	2.52	(.66)	55
17.95	11.56	8	2.22	2.22	(.94)	2.35	(1.07)	64
18.74	4.40	6	2.14	2.14	(.55)	2.24	(.65)	73
20.67	20.33	5	2.13	2.13	(.67)	2.23	(.77)	41

INTERNATIONAL FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2008	$13.18	$.07	$(3.45)	$(3.38)	$—	$.32	$.32
2009	9.48	.29	(.74)	(.45)	.13	—	.13
2010	8.90	.15	1.15	1.30	.02	—	.02
2011	10.18	.12	(.59)	(.47)	.17	—	.17
2012	9.54	.10	2.20	2.30	.16	—	.16
CLASS B

2008	$13.07	$(.02)	$(3.40)	$(3.42)	$—	$.32	$.32
2009	9.33	.22	(.72)	(.50)	.12	—	.12
2010	8.71	.08	1.12	1.20	—	—	—
2011	9.91	.01	(.52)	(.51)	.16	—	.16
2012	9.24	(.04)	2.19	2.15	.14	—	.14

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser.
††	The ratios do not include a reduction of expenses from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in millions)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits†† (%)	Net Investment Income (Loss) (%)
						Expenses (%)	Net Investment Income (Loss) (%)
CLASS A

$9.48	(26.37)	$105	1.95	1.95	.20	1.94	.20	122
8.90	(4.52)	108	2.20	2.20	1.16	N/A	N/A	60
10.18	14.63	130	1.97	1.97	1.33	N/A	N/A	32
9.54	(4.70)	128	1.88	1.88	1.20	N/A	N/A	30
11.68	24.34	166	1.82	1.82	.86	N/A	N/A	41
CLASS B

$9.33	(26.91)	$4	2.65	2.65	(.50)	2.64	(.50)	122
8.71	(5.19)	3	2.90	2.90	.46	N/A	N/A	60
9.91	13.78	4	2.67	2.67	.59	N/A	N/A	32
9.24	(5.30)	3	2.58	2.58	.30	N/A	N/A	30
11.25	23.50	3	2.52	2.52	(.02)	N/A	N/A	41

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INCOME FUNDS
   CASH MANAGEMENT
   GOVERNMENT
   INVESTMENT GRADE
   INTERNATIONAL
     OPPORTUNITIES
    BOND
   FUND FOR INCOME

EQUITY FUNDS
  TOTAL RETURN
  EQUITY INCOME
    GROWTH & INCOME
    GLOBAL
    SELECT GROWTH
  OPPORTUNITY
  SPECIAL SITUATIONS
  INTERNATIONAL

For more information about the Funds, the following documents are available for free upon request:

Annual/Semi-Annual Reports:

Additional information about each Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

Each Fund’s SAI provides more detailed information about the Fund.  The SAI of each Fund is incorporated by reference into this prospectus.

To obtain free copies of the Reports, the SAIs or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Funds at:

Administrative Data Management Corp.
Raritan Plaza I
Edison, NJ 08837
Telephone: 1 (800) 423-4026

To obtain information about the Funds, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password.

You can review and copy Fund documents (including the Reports and SAIs) at the Public Reference Room of the SEC in Washington, D.C.  You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or (ii) by electronic request at publicinfo@sec.gov.  To find out more, call the SEC at 1-202-551-8090.  Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet website at http://www.sec.gov.

(Investment Company Act File Nos. 811-3967 and
811-6618)

FIEIPRO